Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (9.2%)
U.S. Government Securities (8.6%)
	U.S. Treasury Note/Bond	0.750%	3/31/26	25,000	24,902
	U.S. Treasury Note/Bond	0.500%	10/31/27	500,000	477,500
	U.S. Treasury Note/Bond	1.250%	3/31/28	250,000	249,297
	U.S. Treasury Note/Bond	1.250%	4/30/28	500,000	498,047
[1,2]	U.S. Treasury Note/Bond	0.625%	5/15/30	400,000	368,000
	U.S. Treasury Note/Bond	0.625%	8/15/30	100,000	91,641
[2,3,4]	U.S. Treasury Note/Bond	0.875%	11/15/30	918,000	858,473
[2]	U.S. Treasury Note/Bond	1.125%	2/15/31	600,000	573,000
					3,140,860
Agency Bonds and Notes (0.0%)
[5,6]	Fannie Mae Interest Strip	0.000%	10/25/40	4,587	4,250
Conventional Mortgage-Backed Securities (0.2%)
[5,6]	Fannie Mae Pool	3.000%	10/1/49–12/1/49	55,382	57,167
[5,6]	Fannie Mae Pool	3.500%	12/1/49	2,406	2,538
[5]	Ginnie Mae II Pool	3.000%	9/20/49	20,992	21,651
[5,6]	UMBS Pool	3.500%	4/1/49	259	277
					81,633
Nonconventional Mortgage-Backed Securities (0.4%)
[5,6]	Fannie Mae REMICS	3.500%	3/25/43–7/25/48	23,347	25,492
[5,6]	Fannie Mae REMICS	4.000%	10/25/48	8,150	8,905
[5,6]	Fannie Mae REMICS	5.250%	9/25/41	10,564	12,444
[5,6,7]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.893%	2.393%	9/1/32	110	114
[5,6,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.513%	8/1/32	167	173
[5,6]	Freddie Mac REMICS	4.000%	8/15/47–5/15/49	28,099	30,533
[5]	Ginnie Mae	3.000%	11/20/45–8/20/46	20,936	22,148
[5]	Ginnie Mae	3.500%	6/20/48–5/20/49	30,384	32,678
					132,487
Total U.S. Government and Agency Obligations (Cost $3,450,374)					3,359,230
Asset-Backed/Commercial Mortgage-Backed Securities (5.7%)
[5]	Ally Auto Receivables Trust Class A4 Series 2019-1	3.020%	4/15/24	3,030	3,137
[5,8]	American Homes 4 Rent Trust Class A Series 2014-SFR2	3.786%	10/17/36	3,727	3,992
[5,8]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/52	2,709	2,939
[5,8]	American Homes 4 Rent Trust Class B Series 2014-SFR2	4.290%	10/17/36	1,060	1,127
[5,8]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	1,070	1,151

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	AmeriCredit Automobile Receivables Trust Class D Series 2018-2	4.010%	7/18/24	9,460	9,958
[5]	AmeriCredit Automobile Receivables Trust Class D Series 2019-1	3.620%	3/18/25	7,240	7,645
[5,8]	AOA Mortgage Trust Class A Series 2015-1177	2.957%	12/13/29	1,330	1,331
[5,8]	ARL Second LLC Class A1 Series 2014-1A	2.920%	6/15/44	2,751	2,724
[5,7,8]	Aventura Mall Trust Class A Series 2018-AVM	4.249%	7/5/40	13,621	15,249
[5,8]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2017-1A	3.070%	9/20/23	4,220	4,347
[5,8]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2018-2A	4.000%	3/20/25	3,890	4,210
[5,8]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2019-2B	3.550%	9/22/25	1,560	1,664
[5,8]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2019-3A	2.650%	3/20/26	2,260	2,348
[5,8]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2020-1A	2.680%	8/20/26	2,620	2,721
[5,8]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2020-2B	2.960%	2/20/27	1,390	1,456
[5]	BAMLL Commercial Mortgage Securities Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	1,540	1,698
[5,8]	BAMLL Commercial Mortgage Securities Trust Class AMP Series 2019-BPR	3.287%	11/5/32	5,700	5,619
[5,8]	BAMLL Commercial Mortgage Securities Trust Class ANM Series 2019-BPR	3.112%	11/5/32	22,800	23,813
[5]	Banc of America Commercial Mortgage Trust Class A3 Series 2015-UBS7	3.441%	9/15/48	4,411	4,721
[5,7]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.522%	9/15/48	360	320
[5]	BANK Class A3 Series 2019-BN20	3.011%	9/15/62	7,060	7,529
[5]	BANK Class A3 Series 2019-BN23	2.920%	12/15/52	7,000	7,421
[5]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	1,661	1,838
[5]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	6,629	7,140
[5]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	5,270	5,804
[5,7]	BANK Class A4 Series 2018-BN12	4.255%	5/15/61	3,960	4,535
[5,7]	BANK Class A4 Series 2018-BN14	4.231%	9/15/60	4,985	5,710
[5]	BANK Class A4 Series 2019-BN17	3.714%	4/15/52	5,604	6,242
[5]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	3,990	4,383
[5]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	1,310	1,436
[5]	BANK Class ASB Series 2018-BN14	4.185%	9/15/60	2,205	2,484
[5]	BANK Class ASB Series 2019-BN17	3.623%	4/15/52	1,437	1,598
[5]	BANK Class ASB Series 2019-BN23	2.846%	12/15/52	9,970	10,701
[5]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/53	7,285	7,566
[5]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/51	6,770	7,787
[5]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/72	7,000	7,436
[5]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	13,660	14,299
[5]	Benchmark Mortgage Trust Class AAB Series 2019-B15	2.859%	12/15/72	6,735	7,225
[5,7]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	2,350	2,608

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Benchmark Mortgage Trust Class ASB Series 2019-B10	3.615%	3/15/62	1,532	1,702
[5,8]	Canadian Pacer Auto Receivables Trust Class A3 Series 2018-2A	3.270%	12/19/22	1,054	1,062
[5,8]	Canadian Pacer Auto Receivables Trust Class A4 Series 2018-1A	3.220%	9/19/22	2,017	2,022
[5,8]	Canadian Pacer Auto Receivables Trust Class A4 Series 2018-2A	3.440%	8/21/23	1,280	1,309
[5,8]	Canadian Pacer Auto Receivables Trust Class A4 Series 2019-1A	2.960%	6/19/24	2,090	2,162
[5]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/53	7,000	7,400
[5]	Capital One Prime Auto Receivables Trust Class A4 Series 2019-1	2.560%	10/15/24	5,890	6,086
[5]	CarMax Auto Owner Trust Class A4 Series 2018-3	3.270%	3/15/24	3,000	3,104
[5]	CarMax Auto Owner Trust Class A4 Series 2018-4	3.480%	2/15/24	3,370	3,521
[5]	CarMax Auto Owner Trust Class A4 Series 2019-3	2.300%	4/15/25	4,760	4,952
[5]	CarMax Auto Owner Trust Class A4 Series 2019-4	2.130%	7/15/25	4,510	4,690
[5]	CarMax Auto Owner Trust Class B Series 2018-2	3.370%	10/16/23	2,140	2,207
[5]	CarMax Auto Owner Trust Class B Series 2018-4	3.670%	5/15/24	2,960	3,116
[5]	CarMax Auto Owner Trust Class B Series 2019-3	2.500%	4/15/25	6,040	6,295
[5]	CarMax Auto Owner Trust Class C Series 2018-1	2.950%	11/15/23	1,560	1,593
[5]	CarMax Auto Owner Trust Class C Series 2018-2	3.570%	12/15/23	3,090	3,194
[5]	CarMax Auto Owner Trust Class C Series 2018-4	3.850%	7/15/24	2,010	2,112
[5]	CarMax Auto Owner Trust Class C Series 2019-4	2.600%	9/15/25	2,690	2,822
[5]	CarMax Auto Owner Trust Class D Series 2018-2	3.990%	4/15/25	2,390	2,471
[5]	CarMax Auto Owner Trust Class D Series 2018-4	4.150%	4/15/25	1,360	1,434
[5]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	18,170	19,271
[5]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	5,765	6,371
[5,7]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	2,470	2,716
[5]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	2,341	2,561
[5,7]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	5,510	5,425
[5]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	926	999
[5,7,8]	CFCRE Commercial Mortgage Trust Class AJ Series 2011-C2	5.935%	12/15/47	5,260	5,302
[5]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC19	3.753%	3/10/47	476	507
[5]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC23	3.356%	7/10/47	4,046	4,284
[5]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC25	3.372%	10/10/47	4,267	4,539

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Citigroup Commercial Mortgage Trust Class A3 Series 2016-GC37	3.050%	4/10/49	10,823	11,320
[5]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	1,530	1,631
[5]	Citigroup Commercial Mortgage Trust Class A3 Series 2019-C7	2.860%	12/15/72	7,000	7,371
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC11	3.093%	4/10/46	6,015	6,259
[5,7]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC15	4.371%	9/10/46	1,910	2,059
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC19	4.023%	3/10/47	16,273	17,544
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC21	3.575%	5/10/47	12,624	13,255
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC23	3.622%	7/10/47	8,949	9,653
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC25	3.635%	10/10/47	13,275	14,338
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	13,449	14,752
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	6,425	7,051
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-P8	3.465%	9/15/50	3,770	4,147
[5,7]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-C5	4.228%	6/10/51	400	457
[5]	Citigroup Commercial Mortgage Trust Class A5 Series 2014-GC21	3.855%	5/10/47	9,397	10,174
[5]	Citigroup Commercial Mortgage Trust Class A5 Series 2015-GC27	3.137%	2/10/48	6,418	6,846
[5]	Citigroup Commercial Mortgage Trust Class AS Series 2014-GC23	3.863%	7/10/47	2,020	2,178
[5,7]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC23	4.175%	7/10/47	800	863
[5]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	3,150	3,462
[5,7]	Citigroup Commercial Mortgage Trust Class C Series 2014-GC23	4.580%	7/10/47	1,250	1,360
[5,7]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.726%	9/10/58	900	906
[5,7]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.409%	9/15/50	750	800
[5]	COMM Mortgage Trust Class A2 Series 2014-CR15	2.928%	2/10/47	40	40
[5]	COMM Mortgage Trust Class A3 Series 2012-CR4	2.853%	10/15/45	6,857	7,014
[5]	COMM Mortgage Trust Class A3 Series 2013-CR11	3.983%	8/10/50	4,875	5,209
[5]	COMM Mortgage Trust Class A3 Series 2013-CR12	3.765%	10/10/46	5,579	5,776
[5]	COMM Mortgage Trust Class A3 Series 2014-CR14	3.955%	2/10/47	500	535
[5]	COMM Mortgage Trust Class A3 Series 2014-CR20	3.326%	11/10/47	12,383	13,127
[5]	COMM Mortgage Trust Class A4 Series 2012-CR5	2.771%	12/10/45	2,919	2,997
[5]	COMM Mortgage Trust Class A4 Series 2013-CR11	4.258%	8/10/50	4,757	5,127
[5]	COMM Mortgage Trust Class A4 Series 2013-CR12	4.046%	10/10/46	13,127	14,097

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	COMM Mortgage Trust Class A4 Series 2013-CR8	3.334%	6/10/46	97	102
[5,7]	COMM Mortgage Trust Class A4 Series 2013-CR9	4.363%	7/10/45	5,493	5,856
[5]	COMM Mortgage Trust Class A4 Series 2013-LC6	2.941%	1/10/46	3,116	3,216
[5,7]	COMM Mortgage Trust Class A4 Series 2014-CR14	4.236%	2/10/47	4,932	5,345
[5,7]	COMM Mortgage Trust Class A4 Series 2014-CR15	4.074%	2/10/47	4,350	4,711
[5]	COMM Mortgage Trust Class A4 Series 2014-CR17	3.700%	5/10/47	927	995
[5]	COMM Mortgage Trust Class A4 Series 2014-CR18	3.550%	7/15/47	5,399	5,778
[5]	COMM Mortgage Trust Class A4 Series 2015-CR25	3.759%	8/10/48	4,187	4,605
[5]	COMM Mortgage Trust Class A4 Series 2015-CR27	3.612%	10/10/48	3,748	4,095
[5]	COMM Mortgage Trust Class A4 Series 2015-LC19	3.183%	2/10/48	10,403	11,162
[5,7]	COMM Mortgage Trust Class A5 Series 2013-CR8	3.612%	6/10/46	8,560	8,953
[5]	COMM Mortgage Trust Class A5 Series 2013-LC13	4.205%	8/10/46	574	616
[5]	COMM Mortgage Trust Class A5 Series 2014-CR17	3.977%	5/10/47	6,398	6,945
[5]	COMM Mortgage Trust Class A5 Series 2014-CR18	3.828%	7/15/47	11,585	12,578
[5]	COMM Mortgage Trust Class A5 Series 2014-LC17	3.917%	10/10/47	2,512	2,730
[5]	COMM Mortgage Trust Class A5 Series 2015-CR24	3.696%	8/10/48	2,590	2,845
[5]	COMM Mortgage Trust Class AM Series 2012-CR2	3.791%	8/15/45	3,900	3,986
[5,8]	COMM Mortgage Trust Class AM Series 2012-CR3	3.416%	10/15/45	6,160	6,257
[5]	COMM Mortgage Trust Class AM Series 2012-CR4	3.251%	10/15/45	420	425
[5,8]	COMM Mortgage Trust Class AM Series 2013-CR6	3.147%	3/10/46	9,240	9,563
[5,7]	COMM Mortgage Trust Class AM Series 2014-CR15	4.426%	2/10/47	1,300	1,407
[5]	COMM Mortgage Trust Class AM Series 2014-CR17	4.174%	5/10/47	1,290	1,396
[5]	COMM Mortgage Trust Class ASB Series 2019-GC44	2.873%	8/15/57	180	193
[5,8]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	1,400	1,418
[5,7,8]	COMM Mortgage Trust Class C Series 2013-CR9	4.387%	7/10/45	2,780	2,467
[5,7]	COMM Mortgage Trust Class C Series 2015-CR27	4.599%	10/10/48	1,760	1,909
[5]	CSAIL Commercial Mortgage Trust Class A3 Series 2020-C19	2.561%	3/15/53	15,250	15,617
[5]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C2	3.504%	6/15/57	6,650	7,202
[5]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C4	3.808%	11/15/48	11,274	12,425
[5]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	6,108	6,687

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,7]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.520%	8/15/48	2,160	1,972
[5]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	5,600	6,465
[5]	DBJPM Mortgage Trust Class A5 Series 17-C6	3.328%	6/10/50	5,540	6,045
[5,8]	DLL LLC Class A4 Series 2019-MT3	2.150%	9/21/26	3,790	3,873
[5]	Drive Auto Receivables Trust Class D Series 2017-1	3.840%	3/15/23	328	331
[5]	Drive Auto Receivables Trust Class D Series 2018-3	4.300%	9/16/24	7,783	7,966
[5]	Drive Auto Receivables Trust Class D Series 2018-5	4.300%	4/15/26	13,430	14,030
[5]	Drive Auto Receivables Trust Class D Series 2019-2	3.690%	8/17/26	5,630	5,868
[5,7,8]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, 1M USD LIBOR + 0.800%	0.906%	10/25/56	3,772	3,788
[5,7,8]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	2,673	2,781
[5,8]	Fair Square Issuance Trust Class A Series 2020-AA	2.900%	9/20/24	6,790	6,860
[5,8]	FirstKey Homes Trust Class A Series FKH 2020-SFR2	1.266%	10/19/37	5,288	5,241
[5,8]	Ford Credit Auto Owner Trust Class A Series 2018-1	3.190%	7/15/31	19,160	20,767
[5,8]	Ford Credit Auto Owner Trust Class A Series 2018-2	3.470%	1/15/30	9,790	10,436
[5,8]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	8,520	8,844
[5]	Ford Credit Auto Owner Trust Class A4 Series 2019-A	2.850%	8/15/24	11,040	11,501
[5,8]	Ford Credit Auto Owner Trust Class B Series 2018-1	3.340%	7/15/31	4,390	4,746
[5,8]	Ford Credit Auto Owner Trust Class B Series 2018-2	3.610%	1/15/30	8,140	8,674
[5,8]	Ford Credit Auto Owner Trust Class B Series 2020-1	2.290%	8/15/31	8,090	8,443
[5,8]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	2,690	2,716
[5,8]	Ford Credit Auto Owner Trust Class C Series 2017-2	2.750%	3/15/29	9,830	10,114
[5,8]	Ford Credit Auto Owner Trust Class C Series 2018-2	3.760%	1/15/30	2,700	2,872
[5]	Ford Credit Auto Owner Trust Class C Series 2019-A	3.250%	9/15/25	4,520	4,741
[5,8]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	3,000	3,128
[5]	Ford Credit Floorplan Master Owner Trust A Class A Series 2019-4	2.440%	9/15/26	350	370
[5]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2019-4	1.760%	1/16/25	3,240	3,318
[5,8]	GM Financial Consumer Automobile Receivables Trust Class B Series 2017-3A	2.330%	3/16/23	1,640	1,647
[5]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-4	1.050%	5/18/26	1,200	1,200
[5]	GM Financial Securitized Term Class C Series 2021-1	1.040%	5/17/27	530	528

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,8]	GMF Floorplan Owner Revolving Trust Class A Series 2019-1	2.700%	4/15/24	5,900	6,036
[5,8]	Golden Credit Card Trust Class A Series 2018-4A	3.440%	8/15/25	13,328	14,220
[5,8]	GreatAmerica Leasing Receivables Funding LLC Class A4 Series 2019-1	3.210%	2/18/25	2,540	2,634
[5,8]	GS Mortgage Securities Corp. II Class A Series 2012-BWTR	2.954%	11/5/34	7,625	7,745
[5,7]	GS Mortgage Securities Corp. II Class A5 Series 2018-GS10	4.155%	7/10/51	1,065	1,214
[5]	GS Mortgage Securities Trust Class A3 Series 2015-GC34	3.244%	10/10/48	7,544	7,987
[5]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	5,920	6,478
[5]	GS Mortgage Securities Trust Class A4 Series 2013-GC12	3.135%	6/10/46	4,128	4,306
[5]	GS Mortgage Securities Trust Class A4 Series 2013-GCJ14	3.955%	8/10/46	6,005	6,255
[5]	GS Mortgage Securities Trust Class A4 Series 2014-GC26	3.364%	11/10/47	7,602	8,095
[5]	GS Mortgage Securities Trust Class A4 Series 2015-GC28	3.136%	2/10/48	8,999	9,521
[5]	GS Mortgage Securities Trust Class A4 Series 2015-GC30	3.382%	5/10/50	2,398	2,592
[5]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	4,615	5,072
[5]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	2,220	2,363
[5]	GS Mortgage Securities Trust Class A4 Series 2019-GC38	3.968%	2/10/52	3,080	3,474
[5]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	6,528	7,042
[5]	GS Mortgage Securities Trust Class A4 Series 2019-GC42	3.001%	9/1/52	7,000	7,468
[5,7]	GS Mortgage Securities Trust Class A5 Series 2013-GC13	4.187%	7/10/46	185	199
[5]	GS Mortgage Securities Trust Class A5 Series 2013-GC14	4.243%	8/10/46	105	113
[5]	GS Mortgage Securities Trust Class A5 Series 2014-GC20	3.998%	4/10/47	11,289	12,144
[5]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	18,170	19,220
[5]	GS Mortgage Securities Trust Class AAB Series 2020-GC45	2.843%	2/13/53	7,336	7,857
[5,8]	GS Mortgage Securities Trust Class AS Series 2012-GC6	4.948%	1/10/45	1,025	1,043
[5]	GS Mortgage Securities Trust Class AS Series 2014-GC20	4.258%	4/10/47	570	617
[5,7]	GS Mortgage Securities Trust Class AS Series 2014-GC24	4.162%	9/10/47	6,520	7,091
[5,7]	GS Mortgage Securities Trust Class B Series 2013-GCJ12	3.777%	6/10/46	1,550	1,600
[5,7]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.643%	9/10/47	2,610	2,612
[5,7,8]	GS Mortgage Securities Trust Class C Series 2011-GC3	5.558%	3/10/44	2,621	2,618
[5,7,8]	GS Mortgage Securities Trust Class C Series 2013-GC13	4.220%	7/10/46	1,210	1,184
[5,7]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.664%	9/10/47	4,615	3,846

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,7]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.803%	10/10/48	2,610	2,705
[5,8]	Harley Marine Financing LLC Class A2 Series 2018-1A	5.682%	5/15/43	7,238	6,770
[5]	Harley-Davidson Motorcycle Trust Class A4 Series 2019-A	2.390%	11/15/26	4,110	4,236
[5,8]	Hilton USA Trust Class A Series 2016-HHV	3.719%	11/5/38	7,780	8,416
[5]	Honda Auto Receivables Owner Trust Class A4 Series 2019-3	1.850%	8/15/25	3,520	3,604
[5,8]	Houston Galleria Mall Trust Class A1A2 Series 2015-HGLR	3.087%	3/5/37	1,010	1,052
[5,8]	HPEFS Equipment Trust Class B Series 2020-1A	1.890%	2/20/30	2,300	2,336
[5,8]	HPEFS Equipment Trust Class C Series 2019-1A	2.490%	9/20/29	2,600	2,646
[5,8]	HPEFS Equipment Trust Class D Series 2019-1A	2.720%	9/20/29	1,200	1,227
[5,8]	Hudsons Bay Simon JV Trust Class A7 Series 2015-HB7	3.914%	8/5/34	4,750	4,323
[5]	Hyundai Auto Receivables Trust Class A4 Series 2019-B	2.000%	4/15/25	1,850	1,911
[5]	Hyundai Auto Receivables Trust Class B Series 2019-A	2.940%	5/15/25	2,490	2,605
[5]	Hyundai Auto Receivables Trust Class B Series 2019-B	2.210%	4/15/25	530	549
[5,7,8]	Invitation Homes Trust Class A Series 2017-SFR2, 1M USD LIBOR + 0.850%	0.965%	12/17/36	13,048	13,048
[5,7,8]	Invitation Homes Trust Class A Series 2018-SFR1, 1M USD LIBOR + 0.700%	0.815%	3/17/37	8,120	8,085
[5,7,8]	Invitation Homes Trust Class B Series 2017-SFR2, 1M USD LIBOR + 1.150%	1.265%	12/17/36	4,930	4,921
[5,7,8]	Invitation Homes Trust Class B Series 2018-SFR1, 1M USD LIBOR + 0.950%	1.065%	3/17/37	2,250	2,250
[5,8]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2010-C2	4.070%	11/15/43	319	320
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2012-C6	3.507%	5/15/45	2,972	3,033
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2013-C16	3.881%	12/15/46	649	691
[5,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C13	3.994%	1/15/46	286	304
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C16	4.166%	12/15/46	29,563	31,873
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2012-LC9	2.840%	12/15/47	3,713	3,813
[5,7,8]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2011-C5	5.607%	8/15/46	4,000	4,024
[5,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class B Series 2013-C16	5.124%	12/15/46	2,135	2,239
[5,7,8]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2010-C2	5.874%	11/15/43	2,313	2,306

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C13	4.213%	1/15/46	2,550	2,645
[5,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C16	5.189%	12/15/46	960	989
[5,7,8]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.874%	11/15/43	2,730	2,373
[5]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2014-C26	3.231%	1/15/48	12,398	13,151
[5]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2015-C31	3.801%	8/15/48	11,540	12,671
[5]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C12	3.363%	7/15/45	5,108	5,308
[5,7]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C14	4.133%	8/15/46	4,899	5,157
[5]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C17	4.199%	1/15/47	4,363	4,719
[5]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C19	3.997%	4/15/47	3,680	3,982
[5]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C21	3.493%	8/15/47	5,256	5,534
[5]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C26	3.494%	1/15/48	5,121	5,537
[5]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/48	9,941	10,633
[5]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C30	3.551%	7/15/48	4,640	4,976
[5]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/48	7,300	8,081
[5]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C12	3.664%	7/15/45	5,515	5,814
[5]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	6,021	6,521
[5]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	3,878	4,229
[5,7]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C12	4.175%	7/15/45	5,000	5,286
[5,7]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C18	4.439%	2/15/47	600	644
[5,7]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	2,245	2,480
[5,7]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.960%	2/15/47	2,500	2,657

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,7]	JPMBB Commercial Mortgage Securities Trust Class C Series 2014-C18	4.960%	2/15/47	1,000	983
[5]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/50	4,890	5,284
[5]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	6,680	7,423
[5]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	3,740	4,113
[5]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP7	3.454%	9/15/50	4,680	5,139
[5]	JPMDB Commercial Mortgage Securities Trust Class A3 Series 2016-C4	3.141%	12/15/49	2,840	3,071
[5]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	150	171
[5]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	1,860	2,039
[5,7,8]	Lanark Master Issuer plc Class 1A Series 2020-1A	2.277%	12/22/69	3,100	3,162
[5,8]	Laurel Road Prime Student Loan Trust Class A2B Series 2017-C	2.810%	11/25/42	3,922	4,012
[5,8]	Laurel Road Prime Student Loan Trust Class A2FX Series 2018-B	3.540%	5/26/43	4,749	4,902
[5,8]	Laurel Road Prime Student Loan Trust Class A2FX Series 2019-A	2.730%	10/25/48	5,944	6,138
[5,8]	MMAF Equipment Finance LLC Class A5 Series 2018-A	3.610%	3/10/42	1,580	1,693
[5,8]	MMAF Equipment Finance LLC Class A5 Series 2019-A	3.080%	11/12/41	2,630	2,812
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2013-C11	3.960%	8/15/46	10,951	11,495
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2014-C15	3.773%	4/15/47	8,793	9,378
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2015-C23	3.451%	7/15/50	5,379	5,792
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2015-C24	3.479%	5/15/48	4,232	4,557
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2012-C6	2.858%	11/15/45	4,998	5,119
[5,7]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C10	4.217%	7/15/46	1,244	1,316
[5,7]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C11	4.297%	8/15/46	3,937	4,165
[5,7]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C12	4.259%	10/15/46	1,940	2,085
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C13	4.039%	11/15/46	400	431
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C9	3.102%	5/15/46	12,980	13,524
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014 C19	3.526%	12/15/47	3,940	4,260
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C15	4.051%	4/15/47	11,275	12,229
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C18	3.923%	10/15/47	5,430	5,875

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C20	3.249%	2/15/48	10,453	11,226
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C23	3.719%	7/15/50	3,870	4,240
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C29	3.325%	5/15/49	15,409	16,595
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C32	3.720%	12/15/49	16,374	18,166
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	6,550	7,228
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C14	4.064%	2/15/47	2,300	2,480
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C16	3.892%	6/15/47	4,798	5,175
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	8,263	9,079
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C7	3.214%	2/15/46	2,000	2,066
[5,7]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C14	4.384%	2/15/47	1,600	1,729
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C16	4.094%	6/15/47	935	1,009
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C17	4.011%	8/15/47	1,380	1,490
[5,7]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.492%	6/15/47	7,090	7,294
[5,7]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	4.217%	7/15/46	1,830	1,584
[5,7]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C15	5.063%	4/15/47	1,140	1,188
[5,7]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C16	4.925%	6/15/47	2,400	2,390
[5,7]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2016-C29	4.903%	5/15/49	1,090	1,139
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series Class A4 2013-C7	2.918%	2/15/46	2,470	2,544
[5]	Morgan Stanley Capital I Class A4 Series 2017-HR2	3.587%	12/15/50	3,506	3,854
[5]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/50	2,800	3,055
[5,8]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	3,670	3,949
[5,8]	Morgan Stanley Capital I Trust Class A Series 2015-420	3.727%	10/12/50	2,326	2,486
[5]	Morgan Stanley Capital I Trust Class A3 Series 2016-BNK2	2.791%	11/15/49	8,300	8,729
[5]	Morgan Stanley Capital I Trust Class A4 Series 2012-C4	3.244%	3/15/45	2,246	2,270
[5]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	5,260	5,655
[5]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	8,778	9,305
[5]	Morgan Stanley Capital I Trust Class AS Series 2012-C4	3.773%	3/15/45	2,440	2,468
[5,7]	Morgan Stanley Capital I Trust Class C Series 2015-UBS8	4.735%	12/15/48	1,610	1,567
[5,8]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	10,100	9,740
[5,8]	Navient Private Education Loan Trust Class A2A Series 2017-A	2.880%	12/16/58	5,042	5,185

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,8]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	4,253	4,453
[5,8]	Navient Private Education Refi Loan Trust Class A2A Series 2018-DA	4.000%	12/15/59	16,228	17,316
[5,8]	Navient Student Loan Trust Class A2 Series 2018-EA	3.390%	12/15/59	6,264	6,605
[5,8]	Navient Student Loan Trust Class A2 Series 2018-EA	4.000%	12/15/59	17,689	18,156
[5]	Nissan Auto Receivables Owner Trust Class A4 Series 2018-B	3.160%	12/16/24	5,220	5,382
[5]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-A	3.000%	9/15/25	3,520	3,669
[5]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-B	2.540%	12/15/25	9,540	9,931
[5,8]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	8,980	8,291
[5,7,8]	Pepper Residential Securities Trust Class A1U Series 21A, 1M USD LIBOR + 0.880%	0.996%	1/16/60	3,449	3,454
[5,7,8]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, 1M USD LIBOR + 1.000%	1.116%	6/20/60	1,846	1,844
[5,7,8]	Pepper Residential Securities Trust No. 23 Class A1U Series 23A, 1M USD LIBOR + 0.950%	1.066%	8/18/60	936	935
[5,7,8]	PHEAA Student Loan Trust Class A Series 2016-2A, 1M USD LIBOR + 0.950%	1.056%	11/25/65	6,019	6,061
[5,7,8]	RESIMAC Bastille Trust Class A1 Series 2018-1NCA, 1M USD LIBOR + 0.850%	0.960%	12/5/59	4,312	4,317
[5,7,8]	RESIMAC MBS Trust Class A1A Series 2018-2A, 1M USD LIBOR + 0.850%	0.961%	4/10/50	939	939
[5,7,8]	RESIMAC Premier Class A1 Series 2018-1A, 1M USD LIBOR + 0.800%	0.911%	11/10/49	3,336	3,342
[5]	Santander Drive Auto Receivables Trust Class C Series 2018-1	2.960%	3/15/24	421	421
[5]	Santander Drive Auto Receivables Trust Class D Series 2018-3	4.070%	8/15/24	21,750	22,362
[5]	Santander Drive Auto Receivables Trust Class D Series 2018-4	3.980%	12/15/25	11,000	11,398
[5]	Santander Drive Auto Receivables Trust Class D Series 2018-5	4.190%	12/16/24	17,580	18,066
[5]	Santander Drive Auto Receivables Trust Class D Series 2021-1	1.130%	11/16/26	4,080	4,066
[5,8]	Santander Retail Auto Lease Trust Class D Series 2020-B	1.980%	10/20/25	7,460	7,603
[5,8]	Securitized Term Auto Receivables Trust Class A4 Series 2018-1A	3.298%	11/25/22	1,878	1,895
[5,8]	Securitized Term Auto Receivables Trust Class A4 Series 2018-2A	3.544%	6/26/23	3,370	3,425
[5,8]	SLM Private Education Loan Trust Class B Series 2014-A	3.500%	11/15/44	800	806
[5,8]	SMB Private Education Loan Trust Class A2A Series 2016-A	2.700%	5/15/31	2,590	2,661
[5,8]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	6,114	6,345
[5,8]	SMB Private Education Loan Trust Class A2A Series 2018-A	3.500%	2/15/36	14,991	15,857
[5,8]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/37	8,122	8,580
[5,8]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	11,513	12,209

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,7,8]	SMB Private Education Loan Trust Class A2B Series 2016-B, 1M USD LIBOR + 1.450%	1.565%	2/17/32	1,962	1,989
[5,7,8]	SMB Private Education Loan Trust Class A2B Series 2016-C, 1M USD LIBOR + 1.100%	1.215%	9/15/34	2,763	2,786
[5,7,8]	SMB Private Education Loan Trust Class A2B Series 2017-A, 1M USD LIBOR + 0.900%	1.015%	9/15/34	4,623	4,655
[5,7,8]	SoFi Professional Loan Program LLC Class A1 Series 2016-D, 1M USD LIBOR + 0.950%	1.056%	1/25/39	309	310
[5,7,8]	SoFi Professional Loan Program LLC Class A1 Series 2017-C, 1M USD LIBOR + 0.600%	0.706%	7/25/40	242	241
[5,8]	SoFi Professional Loan Program LLC Class A2B Series 2016-C	2.360%	12/27/32	655	662
[5,8]	SoFi Professional Loan Program LLC Class A2B Series 2017-A	2.400%	3/26/40	400	405
[5,8]	SoFi Professional Loan Program LLC Class A2B Series 2018-A	2.950%	2/25/42	3,935	4,038
[5,8]	SoFi Professional Loan Program LLC Class A2BSeries 2016-B	2.740%	10/25/32	767	776
[5,8]	SoFi Professional Loan Program LLC Class A2FX Series 2017-B	2.740%	5/25/40	2,311	2,344
[5,8]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	3,487	3,559
[5,8]	SoFi Professional Loan Program LLC Class A2FX Series 2019-B	3.090%	8/17/48	6,092	6,267
[5]	Synchrony Credit Card Master Note Trust Class C Series 2016-2C	2.950%	5/15/24	5,300	5,304
[5]	Synchrony Credit Card Master Note Trust Class C Series 2017-2	3.010%	10/15/25	6,390	6,610
[5,8]	Taco Bell Funding LLC Class A23 Series 2019-1A	4.970%	5/25/46	2,195	2,378
[5,8]	Taco Bell Funding LLC Class A2II Series 2016-1A	4.377%	5/25/46	3,561	3,564
[5,8]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	2,800	2,975
[5,8]	Toyota Auto Loan Extended Note Trust Class A Series 2021-1A	1.070%	2/27/34	8,210	8,189
[5]	Toyota Auto Receivables Owner Trust Class A4 Series 2019-A	3.000%	5/15/24	2,350	2,434
[5]	Toyota Auto Receivables Owner Trust Class A4 Series 2019-D	1.990%	2/18/25	5,980	6,178
[5,8]	Trafigura Securitisation Finance plc Class A2 Series 2018-1A	3.730%	3/15/22	21,540	21,789
[5,8]	Trinity Rail Leasing LLC Class A2 Series 2018-1A	4.620%	6/17/48	10,260	10,692
[5,8]	TRIP Rail Master Funding LLC Class A1 Series 2017-1A	2.709%	8/15/47	280	280
[5]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	6,673	7,329
[5]	UBS Commercial Mortgage Trust Class AS Series 2012-C1	4.171%	5/10/45	1,200	1,230
[5]	UBS Commercial Mortgage Trust Class ASB Series 2019-C16	3.460%	4/15/52	2,287	2,517
[5,8]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	6,673	6,656
[5]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2013-C6	3.244%	4/10/46	3,970	4,126

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	UBS-Barclays Commercial Mortgage Trust Class AS Series 2013-C6	3.469%	4/10/46	1,160	1,205
[5]	Verizon Owner Trust Class C Series 2020-B	0.830%	2/20/25	5,860	5,865
[5]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2015-C30	3.411%	9/15/58	6,800	7,373
[5]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	4,470	4,725
[5,7]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2013-LC12	4.218%	7/15/46	7,973	8,500
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C29	3.637%	6/15/48	16,693	18,284
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	4,380	4,811
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-LC22	3.839%	9/15/58	10,834	11,990
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C37	3.525%	12/15/49	2,990	3,244
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/50	1,400	1,495
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	2,880	3,178
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	2,712	2,987
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	1,115	1,268
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	1,090	1,261
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/52	2,390	2,566
[5]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC18	3.405%	12/15/47	13,210	14,274
[5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2012-LC5	3.539%	10/15/45	7,210	7,447
[5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC16	4.020%	8/15/50	700	745
[5,7]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C30	4.067%	9/15/58	2,250	2,470
[5,7]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	2,045	2,260
[5]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2019-C49	3.933%	3/15/52	3,250	3,658
[5]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	1,300	1,239
[5]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	1,450	1,169
[5,7]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.694%	9/15/58	5,225	5,445
[5,7]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	12,380	12,862
[5,8]	Wendy's Funding LLC Class A21 Series 2018-1A	3.573%	3/15/48	3,096	3,156
[5,7,8]	WFLD Mortgage Trust Class A Series 2014-MONT	3.880%	8/10/31	4,640	4,852
[5,7]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C15	4.153%	8/15/46	6,044	6,453
[5]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C21	3.410%	8/15/47	1,504	1,593
[5]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-LC14	3.766%	3/15/47	884	944

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,7]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C18	4.162%	12/15/46	7,778	8,419
[5]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C19	4.101%	3/15/47	10,595	11,492
[5]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C20	3.995%	5/15/47	8,175	8,863
[5]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C21	3.678%	8/15/47	13,286	14,341
[5]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C23	3.917%	10/15/57	4,167	4,555
[5]	WFRBS Commercial Mortgage Trust Class AS Series 2012-C9	3.388%	11/15/45	2,870	2,961
[5]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C13	3.345%	5/15/45	2,220	2,313
[5]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	700	752
[5,7]	WFRBS Commercial Mortgage Trust Class B Series 2013-C18	5.023%	12/15/46	1,085	1,145
[5]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	2,410	2,338
[5,7]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	1,410	1,367
[5]	World Omni Auto Receivables Trust Class A4 Series 2018-D	3.440%	12/16/24	1,770	1,849
[5]	World Omni Auto Receivables Trust Class A4 Series 2019-A	3.220%	6/16/25	3,060	3,191
[5]	World Omni Auto Receivables Trust Class B Series 2018-A	2.890%	4/15/25	3,820	3,902
[5]	World Omni Auto Receivables Trust Class B Series 2019-B	2.860%	6/16/25	2,510	2,614
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,995,633)					2,071,704
Corporate Bonds (78.6%)
Communications (6.2%)
	Activision Blizzard Inc.	1.350%	9/15/30	12,392	11,334
	AT&T Inc.	2.300%	6/1/27	58,266	59,769
	AT&T Inc.	1.650%	2/1/28	29,300	28,503
	AT&T Inc.	4.350%	3/1/29	26,556	30,127
	AT&T Inc.	4.300%	2/15/30	33,644	37,929
	AT&T Inc.	2.750%	6/1/31	7,000	6,996
	AT&T Inc.	2.250%	2/1/32	12,000	11,373
[8]	AT&T Inc.	2.550%	12/1/33	20,968	19,979
	Booking Holdings Inc.	4.625%	4/13/30	40,630	47,606
[8]	Cable One Inc.	4.000%	11/15/30	2,555	2,527
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	14,313	16,270
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	13,000	14,083
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	5,900	6,540
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	13,053	15,120
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	12,000	11,881

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/51	2,000	1,888
[8]	Cogent Communications	3.500%	5/1/26	1,475	1,475
	Comcast Corp.	3.950%	10/15/25	24,426	27,419
	Comcast Corp.	3.150%	3/1/26	54,105	59,001
	Comcast Corp.	2.350%	1/15/27	53,381	55,965
	Comcast Corp.	3.300%	2/1/27	2,000	2,195
	Comcast Corp.	3.300%	4/1/27	15,000	16,476
	Comcast Corp.	3.150%	2/15/28	35,747	38,748
	Comcast Corp.	3.550%	5/1/28	15,000	16,649
	Comcast Corp.	4.150%	10/15/28	81,690	93,968
	Comcast Corp.	2.650%	2/1/30	12,290	12,676
	Comcast Corp.	3.400%	4/1/30	37,386	40,725
	Comcast Corp.	4.250%	10/15/30	3,753	4,357
	Comcast Corp.	1.950%	1/15/31	20,000	19,350
	Comcast Corp.	1.500%	2/15/31	2,000	1,860
[8]	CSC Holdings LLC	5.375%	2/1/28	1,980	2,085
[8]	CSC Holdings LLC	6.500%	2/1/29	5,790	6,395
[8]	CSC Holdings LLC	4.625%	12/1/30	2,678	2,618
[8,9]	CSC Holdings LLC	4.500%	11/15/31	3,795	3,796
[8]	Deutsche Telekom International Finance BV	4.375%	6/21/28	9,350	10,774
[10]	Deutsche Telekom International Finance BV	2.000%	12/1/29	700	957
	Discovery Communications LLC	3.950%	6/15/25	3,715	4,068
	Discovery Communications LLC	4.900%	3/11/26	29,563	33,805
	Discovery Communications LLC	3.950%	3/20/28	27,237	29,925
	Discovery Communications LLC	4.125%	5/15/29	8,833	9,743
	Discovery Communications LLC	3.625%	5/15/30	15,000	16,067
[8]	Discovery Communications LLC	4.000%	9/15/55	10,000	9,795
	Electronic Arts Inc.	1.850%	2/15/31	24,000	22,831
	Expedia Group Inc.	5.000%	2/15/26	7,000	7,945
[8]	Expedia Group Inc.	4.625%	8/1/27	22,670	25,505
[8]	Expedia Group Inc.	2.950%	3/15/31	13,000	12,927
	Fox Corp.	4.709%	1/25/29	57,074	66,249
	Fox Corp.	3.500%	4/8/30	18,000	19,332
[8]	Frontier Communications Corp.	5.875%	10/15/27	805	856
[8]	Frontier Communications Corp.	5.000%	5/1/28	3,840	3,927
[8]	Frontier Communications Corp.	6.750%	5/1/29	1,330	1,402
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	30,000	29,426
	Lamar Media Corp.	3.750%	2/15/28	1,400	1,412
[8]	Level 3 Financing Inc.	4.625%	9/15/27	6,088	6,275
[8]	Level 3 Financing Inc.	4.250%	7/1/28	545	549
[8]	Level 3 Financing Inc.	3.625%	1/15/29	1,920	1,862
[8]	Netflix Inc.	3.625%	6/15/25	4,810	5,176
[8]	News Corp.	3.875%	5/15/29	1,630	1,662
[8]	Nexstar Broadcasting Inc.	5.625%	7/15/27	2,250	2,377
[8]	Nexstar Broadcasting Inc.	4.750%	11/1/28	2,340	2,382
[8]	NTT Finance Corp.	1.162%	4/3/26	39,535	39,235
[8]	NTT Finance Corp.	2.065%	4/3/31	4,955	4,924
	Omnicom Group Inc.	2.600%	8/1/31	35,000	34,927
[10]	Orange SA	3.125%	1/9/24	2,000	2,620
[8]	Playtika Holding Corp.	4.250%	3/15/29	2,325	2,312
[8]	QualityTech LP / QTS Finance Corp.	3.875%	10/1/28	1,325	1,337
	Qwest Corp.	7.250%	9/15/25	4,554	5,371
[8]	Scripps Escrow II Inc.	3.875%	1/15/29	1,575	1,564
[8]	Scripps Escrow II Inc.	5.375%	1/15/31	2,435	2,470

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Sirius XM Radio Inc.	4.625%	7/15/24	2,100	2,160
[8]	Sirius XM Radio Inc.	5.000%	8/1/27	1,810	1,895
	Sprint Corp.	7.125%	6/15/24	5,555	6,418
	Sprint Corp.	7.625%	3/1/26	1,085	1,331
[8]	Tegna Inc.	4.750%	3/15/26	2,040	2,174
	Telefonica Emisiones SA	4.103%	3/8/27	11,720	13,151
[8]	Telesat Canada / Telesat LLC	5.625%	12/6/26	815	820
	T-Mobile USA Inc.	4.500%	2/1/26	4,320	4,427
[8]	T-Mobile USA Inc.	1.500%	2/15/26	11,419	11,439
[8]	T-Mobile USA Inc.	3.750%	4/15/27	134,017	147,622
	T-Mobile USA Inc.	2.625%	2/15/29	4,065	3,960
[8]	T-Mobile USA Inc.	3.875%	4/15/30	130,135	142,007
	T-Mobile USA Inc.	2.875%	2/15/31	827	806
[8]	T-Mobile USA Inc.	2.250%	11/15/31	7,000	6,699
[8]	T-Mobile USA Inc.	4.500%	4/15/50	2,000	2,256
[8]	Twitter Inc.	3.875%	12/15/27	2,591	2,726
[11]	Verizon Communications Inc.	4.050%	2/17/25	15,310	13,039
	Verizon Communications Inc.	4.125%	3/16/27	44,892	51,131
	Verizon Communications Inc.	3.000%	3/22/27	56,875	61,086
[11]	Verizon Communications Inc.	4.500%	8/17/27	8,500	7,473
	Verizon Communications Inc.	2.100%	3/22/28	137,235	138,489
	Verizon Communications Inc.	4.329%	9/21/28	40,128	46,259
	Verizon Communications Inc.	4.016%	12/3/29	10,000	11,305
	Verizon Communications Inc.	3.150%	3/22/30	42,200	44,670
	Verizon Communications Inc.	1.500%	9/18/30	2,000	1,862
	Verizon Communications Inc.	1.750%	1/20/31	20,000	18,785
	Verizon Communications Inc.	2.550%	3/21/31	95,565	95,903
[12]	Verizon Communications Inc.	2.500%	4/8/31	7,800	11,294
	Verizon Communications Inc.	3.550%	3/22/51	4,995	5,085
	ViacomCBS Inc.	3.700%	6/1/28	4,000	4,373
	ViacomCBS Inc.	4.950%	1/15/31	24,435	28,757
	ViacomCBS Inc.	4.200%	5/19/32	3,000	3,346
	Vodafone Group plc	4.375%	5/30/28	39,173	45,097
	Vodafone Group plc	4.875%	6/19/49	3,000	3,643
	Walt Disney Co.	1.750%	1/13/26	52,590	54,016
	Walt Disney Co.	3.375%	11/15/26	44,928	49,550
	Walt Disney Co.	3.700%	3/23/27	11,162	12,534
	Walt Disney Co.	2.200%	1/13/28	5,160	5,294
	Walt Disney Co.	2.000%	9/1/29	44,664	44,338
	Walt Disney Co.	3.600%	1/13/51	2,000	2,157
[10]	WPP Finance SA	2.375%	5/19/27	7,200	9,676
[12]	WPP Finance SA	3.750%	5/19/32	1,850	2,872
[8]	Zayo Group Holdings Inc.	4.000%	3/1/27	2,710	2,690
[8]	Zayo Group Holdings Inc.	6.125%	3/1/28	1,665	1,719
					2,276,006
Consumer Discretionary (4.6%)
[8]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	4,661	4,724
[8]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/29	945	926
[8]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	4,481	4,372
	Amazon.com Inc.	3.150%	8/22/27	22,515	24,794
	Amazon.com Inc.	1.500%	6/3/30	2,000	1,926
[8]	American Builders & Contractors Supply Co. Inc.	5.875%	5/15/26	477	492
[8]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	2,600	2,650

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	4,045	4,037
	American Honda Finance Corp.	1.800%	1/13/31	20,000	19,110
	Asbury Automotive Group Inc.	4.500%	3/1/28	2,684	2,772
	Asbury Automotive Group Inc.	4.750%	3/1/30	3,912	4,088
	AutoZone Inc.	3.750%	6/1/27	16,000	17,774
	AutoZone Inc.	3.750%	4/18/29	6,000	6,580
	AutoZone Inc.	4.000%	4/15/30	21,000	23,468
	AutoZone Inc.	1.650%	1/15/31	53,522	49,694
	Best Buy Co. Inc.	4.450%	10/1/28	14,000	16,090
	Best Buy Co. Inc.	1.950%	10/1/30	20,000	19,067
[8]	BMW U.S. Capital LLC	2.550%	4/1/31	20,000	20,401
	BorgWarner Inc.	2.650%	7/1/27	89,026	93,297
[8]	Boyd Gaming Corp.	8.625%	6/1/25	3,040	3,366
[8]	Burlington Coat Factory Warehouse Corp.	6.250%	4/15/25	4,850	5,162
[8]	Caesars Entertainment Inc.	8.125%	7/1/27	4,034	4,484
[8]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	329	347
[8]	Carnival Corp.	11.500%	4/1/23	2,767	3,178
[8]	Carnival Corp.	7.625%	3/1/26	1,256	1,375
[8]	Carnival Corp.	5.750%	3/1/27	2,520	2,660
[8]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium OP	5.500%	5/1/25	3,476	3,649
[8]	Churchill Downs Inc.	5.500%	4/1/27	5,242	5,449
[8]	Churchill Downs Inc.	4.750%	1/15/28	6,159	6,345
[8]	Clarios Global LP	6.750%	5/15/25	650	698
[8]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	5,830	6,294
[8]	Daimler Finance North America LLC	1.450%	3/2/26	65,000	65,110
	eBay Inc.	2.700%	3/11/30	19,800	20,140
	eBay Inc.	4.000%	7/15/42	4,000	4,299
[8]	ERAC USA Finance LLC	3.800%	11/1/25	9,000	9,933
	Ford Motor Co.	8.500%	4/21/23	1,135	1,271
	Ford Motor Credit Co. LLC	3.087%	1/9/23	760	775
	Ford Motor Credit Co. LLC	4.134%	8/4/25	645	680
	Ford Motor Credit Co. LLC	3.375%	11/13/25	9,560	9,796
	Ford Motor Credit Co. LLC	4.125%	8/17/27	3,260	3,408
	Ford Motor Credit Co. LLC	3.815%	11/2/27	1,020	1,049
	Ford Motor Credit Co. LLC	2.900%	2/16/28	2,330	2,283
	General Motors Co.	6.125%	10/1/25	15,000	17,800
	General Motors Co.	4.200%	10/1/27	25,000	27,786
	General Motors Co.	6.800%	10/1/27	5,000	6,281
	General Motors Co.	5.000%	10/1/28	15,000	17,315
	General Motors Financial Co. Inc.	4.000%	1/15/25	5,000	5,447
	General Motors Financial Co. Inc.	2.750%	6/20/25	6,000	6,308
	General Motors Financial Co. Inc.	4.300%	7/13/25	25,123	27,818
	General Motors Financial Co. Inc.	1.250%	1/8/26	30,000	29,611
	General Motors Financial Co. Inc.	4.000%	10/6/26	10,000	11,025
	General Motors Financial Co. Inc.	4.350%	1/17/27	17,000	18,982
	General Motors Financial Co. Inc.	2.700%	8/20/27	2,000	2,062
	General Motors Financial Co. Inc.	2.400%	4/10/28	15,000	15,035
	General Motors Financial Co. Inc.	3.600%	6/21/30	2,000	2,123
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	1,181	1,331
	Harley-Davidson Inc.	3.500%	7/28/25	17,000	18,246
[8]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	6,145	6,465
[8]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	2,632	2,832
[8]	Hilton Domestic Operating Co. Inc.	3.625%	2/15/32	865	854

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	2.800%	9/14/27	2,042	2,204
	Home Depot Inc.	3.900%	12/6/28	24,033	27,573
	Home Depot Inc.	2.950%	6/15/29	71,145	76,187
	Home Depot Inc.	2.700%	4/15/30	2,000	2,099
[8]	International Game Technology plc	4.125%	4/15/26	900	927
[8]	International Game Technology plc	6.250%	1/15/27	385	432
[8]	Ken Garff Automotive LLC	4.875%	9/15/28	565	571
	Kohl's Corp.	3.375%	5/1/31	15,000	15,322
	Lennar Corp.	5.250%	6/1/26	1,702	1,966
	Lennar Corp.	5.000%	6/15/27	10,000	11,583
	Lennar Corp.	4.750%	11/29/27	7,145	8,264
[8]	Lithia Motors Inc.	4.625%	12/15/27	1,540	1,617
[8]	Lithia Motors Inc.	4.375%	1/15/31	3,450	3,640
[8]	Live Nation Entertainment Inc.	5.625%	3/15/26	545	566
[8]	Live Nation Entertainment Inc.	6.500%	5/15/27	3,302	3,666
[8]	Live Nation Entertainment Inc.	4.750%	10/15/27	4,950	4,996
[8]	Live Nation Entertainment Inc.	3.750%	1/15/28	1,085	1,081
	Lowe's Cos. Inc.	2.500%	4/15/26	5,067	5,363
	Lowe's Cos. Inc.	3.100%	5/3/27	12,000	13,016
	Lowe's Cos. Inc.	1.300%	4/15/28	28,730	27,539
	Lowe's Cos. Inc.	1.700%	10/15/30	23,460	22,041
	Lowe's Cos. Inc.	5.125%	4/15/50	2,000	2,650
	Magna International Inc.	2.450%	6/15/30	35,820	36,313
	Marriott International Inc.	5.750%	5/1/25	8,000	9,213
	Marriott International Inc.	4.625%	6/15/30	6,360	7,139
	Marriott International Inc.	2.850%	4/15/31	27,000	26,853
	Masco Corp.	1.500%	2/15/28	12,000	11,619
	Masco Corp.	2.000%	10/1/30	10,000	9,623
	McDonald's Corp.	3.700%	1/30/26	7,400	8,218
	McDonald's Corp.	3.500%	3/1/27	7,559	8,340
	McDonald's Corp.	3.500%	7/1/27	13,000	14,382
	McDonald's Corp.	2.625%	9/1/29	22,939	23,767
	McDonald's Corp.	3.600%	7/1/30	21,000	23,158
	McDonald's Corp.	4.200%	4/1/50	2,000	2,303
[8]	Meritage Homes Corp.	3.875%	4/15/29	8,270	8,500
[8]	NCL Corp. Ltd.	5.875%	3/15/26	4,500	4,714
[8]	Nissan Motor Acceptance Corp.	2.000%	3/9/26	22,000	22,069
[8]	Nissan Motor Co. Ltd.	3.522%	9/17/25	12,000	12,820
[10]	Nissan Motor Co. Ltd.	2.652%	3/17/26	6,000	7,866
[8]	Nissan Motor Co. Ltd.	4.345%	9/17/27	72,500	79,398
[10]	Nissan Motor Co. Ltd.	3.201%	9/17/28	2,600	3,538
	O'Reilly Automotive Inc.	3.600%	9/1/27	9,000	9,916
	O'Reilly Automotive Inc.	3.900%	6/1/29	12,000	13,309
	O'Reilly Automotive Inc.	1.750%	3/15/31	10,000	9,370
[8]	Petsmart Inc.	4.750%	2/15/28	1,785	1,840
[8]	Petsmart Inc.	7.750%	2/15/29	1,228	1,332
	PulteGroup Inc.	5.500%	3/1/26	4,850	5,696
	PulteGroup Inc.	5.000%	1/15/27	1,485	1,731
	Ralph Lauren Corp.	2.950%	6/15/30	53,110	55,308
	Ross Stores Inc.	1.875%	4/15/31	20,000	18,921
[8]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	325	373
[8]	Royal Caribbean Cruises Ltd.	9.125%	6/15/23	325	358
[8]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	655	759
[8]	Royal Caribbean Cruises Ltd.	5.500%	4/1/28	2,455	2,575
	Starbucks Corp.	3.500%	3/1/28	5,620	6,184
	Starbucks Corp.	3.550%	8/15/29	2,000	2,195
	Starbucks Corp.	2.250%	3/12/30	10,000	9,930
	Starbucks Corp.	4.500%	11/15/48	5,000	5,889

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TJX Cos. Inc.	2.250%	9/15/26	26,214	27,585
	TJX Cos. Inc.	3.750%	4/15/27	2,000	2,240
	TJX Cos. Inc.	3.875%	4/15/30	29,686	33,416
	Toll Brothers Finance Corp.	4.350%	2/15/28	5,953	6,537
	Toyota Motor Credit Corp.	3.200%	1/11/27	2,000	2,192
	Toyota Motor Credit Corp.	1.150%	8/13/27	15,000	14,675
	Toyota Motor Credit Corp.	1.900%	4/6/28	27,000	27,168
	Toyota Motor Credit Corp.	3.650%	1/8/29	33,466	37,418
	Toyota Motor Credit Corp.	3.375%	4/1/30	25,000	27,489
	Toyota Motor Credit Corp.	1.650%	1/10/31	15,000	14,287
	Tractor Supply Co.	1.750%	11/1/30	10,000	9,344
	Tri Pointe Homes Inc.	5.700%	6/15/28	1,650	1,835
[8]	Vail Resorts Inc.	6.250%	5/15/25	5,383	5,721
[10]	Volkswagen Financial Services AG	2.250%	10/16/26	11,850	15,748
[8]	Volkswagen Group of America Finance LLC	3.200%	9/26/26	5,000	5,400
[8]	Volkswagen Group of America Finance LLC	1.625%	11/24/27	19,700	19,414
[10]	Volkswagen Leasing GmbH	1.375%	1/20/25	11,953	15,030
	Whirlpool Corp.	2.400%	5/15/31	10,000	9,939
[8]	William Carter Co.	5.500%	5/15/25	2,649	2,802
[8]	Williams Scotsman International Inc.	4.625%	8/15/28	1,379	1,410
[8]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	4,375	4,509
[8]	Yum! Brands Inc.	7.750%	4/1/25	880	962
					1,679,277
Consumer Staples (5.4%)
[8]	7-Eleven Inc.	0.950%	2/10/26	8,600	8,442
[8]	7-Eleven Inc.	1.300%	2/10/28	27,000	25,987
[8]	7-Eleven Inc.	1.800%	2/10/31	38,300	36,223
[8]	Alimentation Couche-Tard Inc.	3.550%	7/26/27	46,114	50,413
	Altria Group Inc.	2.350%	5/6/25	13,907	14,522
	Altria Group Inc.	4.400%	2/14/26	10,977	12,397
	Altria Group Inc.	2.625%	9/16/26	11,076	11,580
	Altria Group Inc.	4.800%	2/14/29	54,462	61,975
	Altria Group Inc.	3.400%	5/6/30	5,000	5,203
	Altria Group Inc.	2.450%	2/4/32	20,000	18,809
	Altria Group Inc.	4.250%	8/9/42	5,000	5,069
	Altria Group Inc.	4.450%	5/6/50	2,000	2,030
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	29,669	32,844
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	14,921	16,481
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	77,639	87,276
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	31,000	36,382
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	20,000	21,803
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	3,000	3,417
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	2,000	2,299
	BAT Capital Corp.	3.215%	9/6/26	43,800	46,371
	BAT Capital Corp.	4.700%	4/2/27	62,771	70,784
	BAT Capital Corp.	3.557%	8/15/27	48,000	51,128
	BAT Capital Corp.	2.259%	3/25/28	24,000	23,524
	BAT Capital Corp.	3.984%	9/25/50	2,000	1,841
	BAT International Finance plc	1.668%	3/25/26	16,500	16,417
	Bunge Ltd. Finance Corp. Co.	1.630%	8/17/25	3,470	3,512
	Campbell Soup Co.	4.150%	3/15/28	4,000	4,510
	Clorox Co.	1.800%	5/15/30	15,000	14,492
[10]	Coca-Cola Co.	1.875%	9/22/26	1,500	2,000
	Coca-Cola Co.	1.000%	3/15/28	13,850	13,280
	Coca-Cola Co.	1.650%	6/1/30	10,000	9,600

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Coca-Cola Co.	2.000%	3/5/31	30,000	29,518
	Coca-Cola Co.	2.250%	1/5/32	40,000	39,989
	Coca-Cola Co.	3.000%	3/5/51	5,000	4,898
	Conagra Brands Inc.	1.375%	11/1/27	10,000	9,726
	Constellation Brands Inc.	4.750%	12/1/25	4,215	4,862
	Constellation Brands Inc.	3.500%	5/9/27	19,885	21,814
	Constellation Brands Inc.	3.600%	2/15/28	12,590	13,794
	Constellation Brands Inc.	4.650%	11/15/28	19,615	22,737
	Constellation Brands Inc.	3.150%	8/1/29	28,034	29,564
	Costco Wholesale Corp.	1.600%	4/20/30	24,000	23,209
	Diageo Capital plc	3.875%	5/18/28	8,000	9,018
	Diageo Capital plc	2.375%	10/24/29	19,465	19,796
	Diageo Capital plc	2.000%	4/29/30	11,765	11,568
	Dollar General Corp.	4.125%	5/1/28	4,650	5,263
	Dollar General Corp.	3.500%	4/3/30	29,752	32,147
	Estee Lauder Cos. Inc.	2.375%	12/1/29	5,250	5,387
	Estee Lauder Cos. Inc.	1.950%	3/15/31	10,000	9,755
	Flowers Foods Inc.	2.400%	3/15/31	10,000	9,843
[10]	General Mills Inc.	0.450%	1/15/26	1,800	2,192
	General Mills Inc.	4.200%	4/17/28	21,570	24,561
	General Mills Inc.	2.875%	4/15/30	37,085	38,496
	Grupo Bimbo SAB de CV	4.500%	1/25/22	1,010	1,037
	Hershey Co.	1.700%	6/1/30	5,000	4,845
	Hormel Foods Corp.	1.800%	6/11/30	34,710	33,608
	JM Smucker Co.	3.375%	12/15/27	32,727	35,795
	JM Smucker Co.	2.375%	3/15/30	14,985	14,888
	Kellogg Co.	4.300%	5/15/28	16,000	18,282
	Kellogg Co.	2.100%	6/1/30	18,735	18,315
	Keurig Dr Pepper Inc.	4.597%	5/25/28	50,809	59,127
	Keurig Dr Pepper Inc.	2.250%	3/15/31	7,000	6,883
	Kraft Heinz Foods Co.	3.875%	5/15/27	2,065	2,247
	Kraft Heinz Foods Co.	3.750%	4/1/30	2,025	2,164
	Kraft Heinz Foods Co.	4.250%	3/1/31	11,395	12,558
	Kraft Heinz Foods Co.	5.000%	7/15/35	2,070	2,414
	Kroger Co.	3.500%	2/1/26	27,470	30,237
	Kroger Co.	4.500%	1/15/29	4,000	4,659
	Kroger Co.	2.200%	5/1/30	23,600	23,331
[8]	Lamb Weston Holdings Inc.	4.625%	11/1/24	1,310	1,359
[8]	Lamb Weston Holdings Inc.	4.875%	11/1/26	2,178	2,261
[8]	Lamb Weston Holdings Inc.	4.875%	5/15/28	4,109	4,524
[8]	Mars Inc.	1.625%	7/16/32	13,500	12,613
	McCormick & Co. Inc.	3.400%	8/15/27	19,985	21,920
	Mead Johnson Nutrition Co.	4.125%	11/15/25	5,000	5,626
	Mondelez International Inc.	4.125%	5/7/28	2,000	2,284
	Mondelez International Inc.	2.750%	4/13/30	39,013	40,282
	Mondelez International Inc.	1.500%	2/4/31	15,643	14,434
[10]	Nestle Finance International Ltd.	0.125%	11/12/27	1,100	1,326
[8]	Nestle Holdings Inc.	3.625%	9/24/28	11,819	13,235
	PepsiCo Inc.	3.000%	10/15/27	3,500	3,831
[10]	PepsiCo Inc.	0.500%	5/6/28	1,100	1,348
	PepsiCo Inc.	2.750%	3/19/30	27,317	28,791
	PepsiCo Inc.	1.625%	5/1/30	18,355	17,676
[8]	Performance Food Group Inc.	5.500%	6/1/24	1,645	1,647
[8]	Performance Food Group Inc.	6.875%	5/1/25	765	817
[8]	Performance Food Group Inc.	5.500%	10/15/27	5,310	5,593
	Philip Morris International Inc.	2.750%	2/25/26	16,057	17,209
	Philip Morris International Inc.	0.875%	5/1/26	15,000	14,757
	Philip Morris International Inc.	3.125%	8/17/27	10,000	10,886

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	3.125%	3/2/28	20,382	21,891
	Philip Morris International Inc.	3.375%	8/15/29	25,460	27,625
	Philip Morris International Inc.	2.100%	5/1/30	19,800	19,320
	Philip Morris International Inc.	1.750%	11/1/30	15,000	14,162
[10]	Philip Morris International Inc.	2.000%	5/9/36	5,800	7,414
	Philip Morris International Inc.	4.250%	11/10/44	4,000	4,505
[8]	Post Holdings Inc.	5.750%	3/1/27	1,780	1,865
[8]	Post Holdings Inc.	4.500%	9/15/31	4,099	4,070
[10]	Procter & Gamble Co.	1.200%	10/30/28	1,200	1,551
[8]	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	34,956	37,730
	Sysco Corp.	5.650%	4/1/25	3,300	3,861
	Sysco Corp.	2.400%	2/15/30	4,000	4,005
	Sysco Corp.	5.950%	4/1/30	17,724	22,338
	Target Corp.	3.375%	4/15/29	19,036	21,111
	Target Corp.	2.350%	2/15/30	10,000	10,253
	Tyson Foods Inc.	4.000%	3/1/26	48,003	53,670
	Tyson Foods Inc.	4.350%	3/1/29	35,113	40,343
	Unilever Capital Corp.	2.900%	5/5/27	4,000	4,335
	Unilever Capital Corp.	2.125%	9/6/29	43,983	44,531
[10]	Unilever Finance Netherlands BV	1.000%	2/14/27	1,000	1,266
[8]	Viterra Finance BV	3.200%	4/21/31	10,000	9,875
	Walmart Inc.	3.700%	6/26/28	29,188	33,020
	Walmart Inc.	3.250%	7/8/29	9,929	10,988
					1,971,286
Energy (6.9%)
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	29,752	32,147
	BFF Bank SpA	5.950%	12/1/25	2,000	2,346
	BP Capital Markets America Inc.	3.796%	9/21/25	41,635	46,216
	BP Capital Markets America Inc.	3.410%	2/11/26	53,200	58,442
	BP Capital Markets America Inc.	3.119%	5/4/26	65,745	71,065
	BP Capital Markets America Inc.	3.017%	1/16/27	29,711	31,916
	BP Capital Markets America Inc.	3.588%	4/14/27	2,000	2,208
	BP Capital Markets America Inc.	3.937%	9/21/28	8,690	9,761
	BP Capital Markets America Inc.	4.234%	11/6/28	16,467	18,801
	BP Capital Markets America Inc.	1.749%	8/10/30	30,390	28,911
	BP Capital Markets America Inc.	2.772%	11/10/50	2,000	1,769
	BP Capital Markets America Inc.	2.939%	6/4/51	6,000	5,468
	BP Capital Markets plc	3.279%	9/19/27	57,280	62,382
	BP Capital Markets plc	3.723%	11/28/28	18,250	20,239
	Brait plc	5.500%	6/1/27	8,968	10,425
	Bystronic AG	3.750%	5/15/30	14,097	14,667
	Canadian Natural Resources Ltd.	3.850%	6/1/27	16,760	18,325
	Cenovus Energy Inc.	5.375%	7/15/25	13,245	15,051
	Cenovus Energy Inc.	4.250%	4/15/27	12,643	13,885
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	68,904	78,956
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	33,375	38,493
[8]	Cheniere Energy Inc.	4.625%	10/15/28	2,645	2,758
[8]	Cheniere Energy Partners LP	4.000%	3/1/31	3,235	3,292
	Chevron Corp.	2.954%	5/16/26	6,230	6,732
	Chevron Corp.	1.995%	5/11/27	28,350	29,333
	Chevron Corp.	2.236%	5/11/30	16,050	16,143
	Chevron USA Inc.	3.850%	1/15/28	18,393	20,724
	Chevron USA Inc.	3.250%	10/15/29	15,000	16,247
	Chevron USA Inc.	2.343%	8/12/50	2,000	1,705
	Cimarex Energy Co.	3.900%	5/15/27	14,645	16,032
	Cimarex Energy Co.	4.375%	3/15/29	4,505	5,058
[8]	CNPC General Capital Ltd.	3.400%	4/16/23	1,000	1,046

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	CNX Resources Corp.	6.000%	1/15/29	4,050	4,314
[8]	ConocoPhillips	3.750%	10/1/27	33,990	37,853
[8]	ConocoPhillips	4.300%	8/15/28	25,786	29,410
[8]	ConocoPhillips	2.400%	2/15/31	6,590	6,535
[8]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	1,365	1,413
[8]	CrownRock LP / CrownRock Finance Inc.	5.000%	5/1/29	1,220	1,249
	DCP Midstream Operating LP	5.625%	7/15/27	988	1,080
	Devon Energy Corp.	5.850%	12/15/25	7,000	8,218
	Diamondback Energy Inc.	3.250%	12/1/26	45,023	47,816
	Diamondback Energy Inc.	3.125%	3/24/31	20,000	20,192
[8]	Double Eagle III Midco 1 LLC / Double Eagle Finance Corp.	7.750%	12/15/25	4,933	5,580
	Empresa Nacional del Petroleo	4.375%	10/30/24	13,883	15,046
	Empresa Nacional del Petroleo	3.750%	8/5/26	2,257	2,375
	Empresa Nacional del Petroleo	5.250%	11/6/29	49,252	55,084
	Enable Midstream Partners LP	4.400%	3/15/27	17,440	19,087
	Enable Midstream Partners LP	4.950%	5/15/28	11,805	13,188
	Enable Midstream Partners LP	4.150%	9/15/29	17,367	18,515
	Enbridge Inc.	4.250%	12/1/26	4,361	4,914
	Enbridge Inc.	3.700%	7/15/27	18,876	20,686
[8]	Endeavor Energy Resources LP / EER Finance Inc.	6.625%	7/15/25	658	701
[8]	Endeavor Energy Resources LP / EER Finance Inc.	5.750%	1/30/28	2,670	2,849
[8]	EnLink Midstream LLC	5.625%	1/15/28	915	946
	EnLink Midstream LLC	5.375%	6/1/29	1,215	1,215
	Enterprise Products Operating LLC	3.950%	2/15/27	2,000	2,239
	Enterprise Products Operating LLC	4.150%	10/16/28	19,500	22,033
	Enterprise Products Operating LLC	3.125%	7/31/29	10,000	10,595
[8]	EQM Midstream Partners LP	6.500%	7/1/27	2,604	2,874
[8]	EQM Midstream Partners LP	4.500%	1/15/29	1,363	1,354
	EQT Corp.	3.000%	10/1/22	436	443
	EQT Corp.	3.900%	10/1/27	2,455	2,559
	EQT Corp.	5.000%	1/15/29	2,625	2,866
	Equinor ASA	3.150%	1/23/22	3,000	3,062
	Equinor ASA	3.950%	5/15/43	3,191	3,583
	Exxon Mobil Corp.	2.275%	8/16/26	59,187	62,190
	Exxon Mobil Corp.	3.482%	3/19/30	40,000	43,794
	Exxon Mobil Corp.	2.610%	10/15/30	77,145	78,986
[10]	Exxon Mobil Corp.	1.408%	6/26/39	7,100	8,337
	Exxon Mobil Corp.	3.095%	8/16/49	2,112	2,034
	Exxon Mobil Corp.	3.452%	4/15/51	2,000	2,043
	Gazprom PJSC Via Gaz Capital SA	6.510%	3/7/22	2,650	2,771
	Gazprom PJSC Via Gaz Capital SA	5.150%	2/11/26	11,778	13,038
[8]	Hilcorp Energy I LP / Hilcorp Finance Co.	5.750%	2/1/29	695	709
[8]	Hilcorp Energy I LP / Hilcorp Finance Co.	6.000%	2/1/31	827	857
[8]	KazMunayGas National Co. JSC	6.375%	10/24/48	5,400	6,951
	Kinder Morgan Inc.	4.300%	3/1/28	36,386	40,967
	Kinder Morgan Inc.	5.050%	2/15/46	1,951	2,247
	Kinder Morgan Inc.	3.250%	8/1/50	2,000	1,815
	Marathon Oil Corp.	3.850%	6/1/25	9,000	9,751
	Marathon Petroleum Corp.	4.700%	5/1/25	46,626	52,642
	Marathon Petroleum Corp.	5.125%	12/15/26	40,540	47,788
[8]	MEG Energy Corp.	6.500%	1/15/25	3,656	3,781
[8]	MEG Energy Corp.	5.875%	2/1/29	400	410
	MPLX LP	1.750%	3/1/26	10,000	10,073
	MPLX LP	4.125%	3/1/27	4,000	4,456

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MPLX LP	4.250%	12/1/27	13,500	15,202
	MPLX LP	4.000%	3/15/28	4,000	4,424
	MPLX LP	2.650%	8/15/30	36,000	35,534
	Nustar Logistics LP	5.750%	10/1/25	635	683
	Nustar Logistics LP	6.375%	10/1/30	2,525	2,780
	Occidental Petroleum Corp.	3.500%	6/15/25	785	787
	Occidental Petroleum Corp.	5.500%	12/1/25	600	647
	Occidental Petroleum Corp.	5.550%	3/15/26	2,559	2,748
	Occidental Petroleum Corp.	3.400%	4/15/26	710	703
	Occidental Petroleum Corp.	3.200%	8/15/26	4,995	4,878
	Occidental Petroleum Corp.	3.000%	2/15/27	1,665	1,592
	Occidental Petroleum Corp.	4.400%	8/15/49	2,455	2,137
	ONEOK Inc.	5.850%	1/15/26	7,743	9,135
	ONEOK Inc.	4.550%	7/15/28	14,210	15,855
	ONEOK Inc.	4.350%	3/15/29	9,123	10,064
	ONEOK Inc.	3.400%	9/1/29	15,000	15,645
	ONEOK Inc.	3.100%	3/15/30	16,129	16,377
	Ovintiv Exploration Inc.	5.625%	7/1/24	9,340	10,407
[8]	Parkland Corp.	4.500%	10/1/29	2,435	2,485
	Petroleos del Peru SA	4.750%	6/19/32	3,000	3,068
[8]	Petronas Capital Ltd.	3.500%	4/21/30	6,029	6,523
	Petronas Capital Ltd.	3.500%	4/21/30	28,770	31,086
[8]	Petronas Energy Canada Ltd.	2.112%	3/23/28	10,000	9,943
	Phillips 66	1.300%	2/15/26	20,000	19,898
	Phillips 66	3.900%	3/15/28	2,000	2,207
	Phillips 66 Partners LP	3.750%	3/1/28	13,020	14,030
	Phillips 66 Partners LP	3.150%	12/15/29	7,774	7,970
	Pioneer Natural Resources Co.	1.125%	1/15/26	9,945	9,813
	Pioneer Natural Resources Co.	1.900%	8/15/30	27,300	25,513
	Pioneer Natural Resources Co.	2.150%	1/15/31	26,440	25,010
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	23,290	25,771
[8]	Range Resources Corp.	8.250%	1/15/29	3,697	4,011
[8]	Rattler Midstream LP	5.625%	7/15/25	775	816
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	49,786	58,928
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	13,997	16,088
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	60,665	67,156
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	9,148	10,311
	Saibu Gas Holdings Co. Ltd.	4.200%	4/15/27	11,115	12,155
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	5,195	5,264
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class B	5.250%	4/15/29	30,465	34,925
	Shell International Finance BV	2.875%	5/10/26	52,795	57,042
	Shell International Finance BV	3.875%	11/13/28	8,365	9,452
	Shell International Finance BV	2.375%	11/7/29	117,219	119,602
	Shell International Finance BV	2.750%	4/6/30	5,033	5,241
	Shell International Finance BV	3.250%	4/6/50	2,000	2,005
	Sinopec Capital 2013 Ltd.	3.125%	4/24/23	13,170	13,734
	Sinopec Group Overseas Development 2016 Ltd.	3.500%	5/3/26	5,000	5,445
	Solar Applied Materials Technology Corp.	4.000%	10/1/27	13,741	14,815
[13]	Southern Gas Corridor CJSC	6.875%	3/24/26	10,873	13,039
	Spectra Energy Partners LP	3.375%	10/15/26	19,274	20,827
	Suvidhaa Infoserve Ltd.	3.900%	7/15/26	13,648	14,764
[8]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.500%	10/1/25	200	218
[8]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.000%	12/31/30	832	835

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	2,440	2,655
[8]	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/32	795	781
	Total Capital International SA	3.455%	2/19/29	29,154	31,927
	Total Capital International SA	2.829%	1/10/30	3,785	3,980
	Total Capital SA	3.883%	10/11/28	18,600	20,994
	TransCanada PipeLines Ltd.	4.250%	5/15/28	34,345	38,832
	TransCanada PipeLines Ltd.	4.100%	4/15/30	10,000	11,223
	TransCanada PipeLines Ltd.	5.600%	3/31/34	2,000	2,467
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	730	814
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	14,065	14,867
	Valero Energy Corp.	2.150%	9/15/27	13,825	13,784
	Valero Energy Corp.	4.350%	6/1/28	10,860	12,143
[8]	Vine Energy Holdings LLC	6.750%	4/15/29	3,245	3,249
	Western Midstream Operating LP	5.300%	2/1/30	3,200	3,490
	Williams Companies Inc.	2.600%	3/15/31	7,000	6,908
	Williams Cos. Inc.	3.750%	6/15/27	31,395	34,579
	Williams Cos. Inc.	5.100%	9/15/45	10,290	11,940
	WPX Energy Inc.	5.250%	10/15/27	3,389	3,619
	WPX Energy Inc.	5.875%	6/15/28	1,141	1,258
	WPX Energy Inc.	4.500%	1/15/30	21,396	23,034
					2,528,189
Financials (24.2%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	2,600	2,854
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	20,000	19,618
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	13,495	14,307
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	19,000	21,110
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	3,856	4,082
	Affiliated Managers Group Inc.	3.300%	6/15/30	33,223	35,207
	Aflac Inc.	1.125%	3/15/26	4,000	3,983
	Aflac Inc.	3.600%	4/1/30	24,950	27,593
	Aflac Inc.	4.750%	1/15/49	1,069	1,347
	Air Lease Corp.	3.375%	7/1/25	6,960	7,461
	Air Lease Corp.	2.875%	1/15/26	19,845	20,668
	Air Lease Corp.	3.750%	6/1/26	5,000	5,400
	Air Lease Corp.	3.625%	4/1/27	2,000	2,132
	Air Lease Corp.	3.625%	12/1/27	2,427	2,574
	Air Lease Corp.	4.625%	10/1/28	3,955	4,412
	Air Lease Corp.	3.250%	10/1/29	2,000	2,047
	Air Lease Corp.	3.000%	2/1/30	24,670	24,623
	Air Lease Corp.	3.125%	12/1/30	4,690	4,689
	Aircastle Ltd.	4.250%	6/15/26	3,000	3,240
[8]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	4.250%	10/15/27	640	647
[8]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	10/15/27	2,028	2,134
[10]	Allianz Finance II BV	3.000%	3/13/28	1,300	1,878
	Allstate Corp.	1.450%	12/15/30	12,000	11,220
	Ally Financial Inc.	5.800%	5/1/25	2,000	2,341
	American Express Co.	4.200%	11/6/25	16,815	19,119
	American Express Co.	3.125%	5/20/26	6,745	7,346
	American International Group Inc.	2.500%	6/30/25	14,355	15,131
	American International Group Inc.	3.900%	4/1/26	14,297	15,870

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American International Group Inc.	4.200%	4/1/28	5,000	5,653
	American International Group Inc.	3.400%	6/30/30	26,125	27,932
	American International Group Inc.	4.800%	7/10/45	1,339	1,607
	American International Group Inc.	4.375%	6/30/50	2,000	2,305
	Ameriprise Financial Inc.	2.875%	9/15/26	11,986	12,899
	Aon Corp.	2.800%	5/15/30	31,800	32,812
[10]	Athene Global Funding	1.125%	9/2/25	17,900	22,280
[8]	Athene Global Funding	2.450%	8/20/27	10,000	10,151
[10]	Athene Global Funding	0.625%	1/12/28	6,800	8,078
	Athene Holding Ltd.	4.125%	1/12/28	10,777	11,847
	Athene Holding Ltd.	3.500%	1/15/31	15,000	15,717
[8]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	31,510	32,678
[8]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	15,750	15,339
[8]	Avolon Holdings Funding Ltd.	4.250%	4/15/26	10,810	11,501
[8]	Avolon Holdings Funding Ltd.	4.375%	5/1/26	640	684
[8]	Avolon Holdings Funding Ltd.	2.750%	2/21/28	10,000	9,662
	Banco Santander SA	2.746%	5/28/25	20,520	21,604
	Banco Santander SA	3.800%	2/23/28	30,200	32,807
	Banco Santander SA	4.379%	4/12/28	4,415	4,963
	Banco Santander SA	3.306%	6/27/29	29,700	31,695
	Banco Santander SA	3.490%	5/28/30	9,850	10,417
	Banco Santander SA	2.749%	12/3/30	27,270	26,482
	Banco Santander SA	2.958%	3/25/31	10,000	10,088
	Bank of America Corp.	4.450%	3/3/26	8,750	9,917
[10]	Bank of America Corp.	0.808%	5/9/26	1,100	1,359
	Bank of America Corp.	1.319%	6/19/26	12,890	12,923
	Bank of America Corp.	4.250%	10/22/26	27,700	31,326
	Bank of America Corp.	1.197%	10/24/26	15,940	15,828
	Bank of America Corp.	1.658%	3/11/27	30,000	30,255
	Bank of America Corp.	3.559%	4/23/27	28,981	31,780
	Bank of America Corp.	1.734%	7/22/27	16,000	16,148
	Bank of America Corp.	3.248%	10/21/27	28,508	30,934
	Bank of America Corp.	4.183%	11/25/27	21,852	24,446
	Bank of America Corp.	3.824%	1/20/28	51,829	57,461
	Bank of America Corp.	3.705%	4/24/28	29,256	32,233
	Bank of America Corp.	3.593%	7/21/28	12,862	14,076
	Bank of America Corp.	3.419%	12/20/28	67,280	72,880
	Bank of America Corp.	3.970%	3/5/29	40,165	44,806
	Bank of America Corp.	4.271%	7/23/29	22,622	25,681
	Bank of America Corp.	3.974%	2/7/30	23,584	26,317
	Bank of America Corp.	3.194%	7/23/30	22,720	24,084
	Bank of America Corp.	2.884%	10/22/30	32,946	34,188
	Bank of America Corp.	2.496%	2/13/31	29,550	29,616
	Bank of America Corp.	2.592%	4/29/31	25,990	26,191
	Bank of America Corp.	1.898%	7/23/31	65,770	62,428
	Bank of America Corp.	1.922%	10/24/31	19,000	18,045
	Bank of America Corp.	2.651%	3/11/32	33,430	33,732
	Bank of America Corp.	2.687%	4/22/32	27,500	27,802
	Bank of America Corp.	4.330%	3/15/50	5,000	5,805
	Bank of America Corp.	2.831%	10/24/51	22,000	20,317
	Bank of Montreal	3.803%	12/15/32	2,000	2,206
	Bank of New York Mellon Corp.	2.800%	5/4/26	4,641	5,000
	Bank of New York Mellon Corp.	2.450%	8/17/26	10,000	10,593
	Bank of New York Mellon Corp.	3.250%	5/16/27	14,500	15,900
	Bank of New York Mellon Corp.	3.400%	1/29/28	11,250	12,420
	Bank of New York Mellon Corp.	3.442%	2/7/28	47,280	52,306
	Bank of New York Mellon Corp.	3.000%	10/30/28	7,000	7,471

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Bank of New Zealand	1.000%	3/3/26	2,670	2,631
	Bank of Nova Scotia	1.050%	3/2/26	19,610	19,403
	Bank of Nova Scotia	2.700%	8/3/26	32,211	34,455
	Barclays plc	4.375%	1/12/26	24,811	27,825
	Barclays plc	2.852%	5/7/26	49,586	52,188
	Barclays plc	5.200%	5/12/26	7,575	8,606
	Barclays plc	4.337%	1/10/28	17,500	19,584
	Barclays plc	4.836%	5/9/28	10,432	11,707
	Barclays plc	4.972%	5/16/29	18,452	21,353
	Barclays plc	5.088%	6/20/30	4,000	4,588
	Barclays plc	2.645%	6/24/31	23,035	22,877
	Barclays plc	3.564%	9/23/35	13,075	13,312
[8]	Belrose Funding Trust	2.330%	8/15/30	15,000	14,525
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	5,900	5,252
[10]	Berkshire Hathaway Inc.	0.500%	1/15/41	3,342	3,538
	BlackRock Inc.	3.250%	4/30/29	13,488	14,840
	BlackRock Inc.	2.400%	4/30/30	28,141	28,959
	BlackRock Inc.	1.900%	1/28/31	4,950	4,838
[10]	Blackstone Property Partners Europe Holdings Sarl	0.500%	9/12/23	18,700	22,666
[10]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	600	738
[10]	Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/29	5,100	6,359
[8]	BNP Paribas SA	2.219%	6/9/26	8,830	9,080
[8]	BNP Paribas SA	1.323%	1/13/27	33,990	33,460
[8]	BNP Paribas SA	3.500%	11/16/27	8,121	8,831
[10]	BNP Paribas SA	1.500%	5/25/28	1,180	1,550
[8]	BNP Paribas SA	3.052%	1/13/31	2,000	2,070
[8]	BNP Paribas SA	2.588%	8/12/35	30,220	28,843
[8]	BNP Paribas SA	2.824%	1/26/41	15,650	14,302
[8]	BPCE SA	1.000%	1/20/26	15,440	15,145
	BPCE SA	3.375%	12/2/26	10,000	10,969
[8]	BPCE SA	3.250%	1/11/28	19,800	21,107
[10]	BPCE SA	1.000%	10/5/28	800	1,013
[7,11]	BPCE SA, 3M Australian Bank Bill Rate + 1.600%	1.638%	6/5/25	12,500	9,974
	Brighthouse Financial Inc.	5.625%	5/15/30	1,000	1,193
[8]	Broadstreet Partners Inc.	5.875%	4/15/29	815	828
	Brookfield Finance Inc.	4.250%	6/2/26	2,901	3,265
	Brookfield Finance Inc.	3.900%	1/25/28	19,925	22,046
	Brookfield Finance Inc.	4.850%	3/29/29	17,444	20,263
	Brookfield Finance Inc.	4.350%	4/15/30	6,000	6,822
	Brookfield Finance Inc.	2.724%	4/15/31	5,515	5,535
	Brown & Brown Inc.	2.375%	3/15/31	26,000	25,265
	Capital One Financial Corp.	3.750%	3/9/27	23,532	26,149
	Capital One Financial Corp.	3.650%	5/11/27	9,163	10,141
	Capital One Financial Corp.	3.800%	1/31/28	20,000	22,300
	Cboe Global Markets Inc.	1.625%	12/15/30	21,880	20,693
	Charles Schwab Corp.	3.200%	3/2/27	4,043	4,418
	Charles Schwab Corp.	3.200%	1/25/28	24,693	26,944
	Charles Schwab Corp.	2.000%	3/20/28	20,000	20,202
	Charles Schwab Corp.	4.000%	2/1/29	17,652	20,117
	Charles Schwab Corp.	3.250%	5/22/29	14,939	16,273
	Charles Schwab Corp.	4.625%	3/22/30	1,705	2,039
	Charles Schwab Corp.	1.650%	3/11/31	10,000	9,453
	Chubb INA Holdings Inc.	3.350%	5/3/26	38,414	42,203
	Chubb INA Holdings Inc.	1.375%	9/15/30	32,120	29,834

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CIT Group Inc.	5.250%	3/7/25	778	878
	Citigroup Inc.	4.600%	3/9/26	8,589	9,816
	Citigroup Inc.	3.400%	5/1/26	39,669	43,441
	Citigroup Inc.	3.200%	10/21/26	53,796	58,326
	Citigroup Inc.	4.300%	11/20/26	32,452	36,615
	Citigroup Inc.	1.122%	1/28/27	10,000	9,835
	Citigroup Inc.	4.450%	9/29/27	32,247	36,667
	Citigroup Inc.	3.887%	1/10/28	20,800	23,159
	Citigroup Inc.	3.668%	7/24/28	35,260	38,850
	Citigroup Inc.	4.125%	7/25/28	38,700	43,356
	Citigroup Inc.	3.520%	10/27/28	40,466	44,091
	Citigroup Inc.	4.075%	4/23/29	8,500	9,545
	Citigroup Inc.	3.980%	3/20/30	24,793	27,676
	Citigroup Inc.	2.976%	11/5/30	33,773	35,211
	Citigroup Inc.	2.666%	1/29/31	42,659	43,260
	Citigroup Inc.	4.412%	3/31/31	29,752	34,062
	Citigroup Inc.	2.572%	6/3/31	24,000	24,111
	Citigroup Inc.	2.561%	5/1/32	21,400	21,382
	Citigroup Inc.	4.650%	7/23/48	25,000	31,118
	Citizens Financial Group Inc.	2.500%	2/6/30	2,000	2,016
	Citizens Financial Group Inc.	3.250%	4/30/30	9,825	10,498
	CNA Financial Corp.	3.450%	8/15/27	12,300	13,493
	CNA Financial Corp.	2.050%	8/15/30	12,000	11,511
	CNO Financial Group Inc.	5.250%	5/30/29	16,377	19,183
[8]	Commonwealth Bank of Australia	2.688%	3/11/31	12,000	11,757
[8]	Commonwealth Bank of Australia	3.305%	3/11/41	8,000	7,865
	Cooperatieve Rabobank UA	3.750%	7/21/26	9,462	10,360
[8]	Cooperatieve Rabobank UA	1.004%	9/24/26	30,000	29,653
[8]	Cooperatieve Rabobank UA	1.106%	2/24/27	10,500	10,344
[8]	Credit Agricole SA	1.247%	1/26/27	13,890	13,639
[10]	Credit Agricole SA	1.375%	5/3/27	1,200	1,545
[8]	Credit Agricole SA	2.811%	1/11/41	5,835	5,321
[10]	Credit Mutuel Arkea SA	1.250%	6/11/29	700	875
[10]	Credit Suisse AG	1.500%	4/10/26	1,350	1,730
	Credit Suisse Group AG	4.550%	4/17/26	2,000	2,253
[8]	Credit Suisse Group AG	1.305%	2/2/27	9,920	9,674
[10]	Credit Suisse Group AG	0.625%	1/18/33	8,200	9,197
[10]	Danske Bank A/S	1.000%	5/15/31	8,700	10,444
	Deutsche Bank AG	2.129%	11/24/26	19,925	20,181
	Deutsche Bank AG	3.729%	1/14/32	5,000	4,969
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	8,605	8,971
[8]	Development Bank of Kazakhstan JSC	2.950%	5/6/31	20,000	19,832
[8,14]	Dexia Credit Local SA	2.375%	9/20/22	1,750	1,799
	Discover Bank	3.450%	7/27/26	6,325	6,880
	Discover Bank	4.650%	9/13/28	29,300	33,864
	Discover Bank	2.700%	2/6/30	10,788	10,984
	Discover Financial Services	4.500%	1/30/26	10,000	11,323
[8]	DNB Bank ASA	1.127%	9/16/26	30,000	29,684
	E*TRADE Financial Corp.	3.800%	8/24/27	3,003	3,330
	Enstar Group Ltd.	4.950%	6/1/29	20,380	23,148
[8]	Equitable Financial Life Global Funding	1.400%	8/27/27	3,495	3,398
	Equitable Holdings Inc.	4.350%	4/20/28	21,156	23,886
	Equitable Holdings Inc.	5.000%	4/20/48	7,720	9,421
[8]	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	15,000	15,139
	Fidelity National Financial Inc.	3.400%	6/15/30	2,000	2,117
	Fidelity National Financial Inc.	2.450%	3/15/31	5,000	4,915
	Fifth Third Bank NA	3.850%	3/15/26	2,000	2,214
	Fifth Third Bank NA	2.250%	2/1/27	21,686	22,661

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Five Corners Funding Trust II	2.850%	5/15/30	15,000	15,568
	Franklin Resources Inc.	1.600%	10/30/30	15,000	14,108
	FS KKR Capital Corp.	3.400%	1/15/26	10,000	10,225
[8]	GA Global Funding Trust	1.625%	1/15/26	6,460	6,479
	GATX Corp.	4.000%	6/30/30	4,093	4,554
	GATX Corp.	1.900%	6/1/31	25,000	23,264
	GATX Corp.	3.100%	6/1/51	6,675	6,185
[8]	GE Capital Funding LLC	3.450%	5/15/25	5,000	5,424
[8]	GE Capital Funding LLC	4.400%	5/15/30	44,525	50,702
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	3,000	3,451
	Goldman Sachs Group Inc.	3.750%	5/22/25	45,781	50,224
	Goldman Sachs Group Inc.	4.250%	10/21/25	16,595	18,600
	Goldman Sachs Group Inc.	3.750%	2/25/26	24,793	27,534
	Goldman Sachs Group Inc.	1.093%	12/9/26	27,445	27,062
	Goldman Sachs Group Inc.	3.850%	1/26/27	23,300	25,788
	Goldman Sachs Group Inc.	1.431%	3/9/27	35,245	35,113
	Goldman Sachs Group Inc.	3.691%	6/5/28	42,207	46,508
	Goldman Sachs Group Inc.	3.814%	4/23/29	44,483	49,157
	Goldman Sachs Group Inc.	4.223%	5/1/29	22,365	25,315
	Goldman Sachs Group Inc.	2.600%	2/7/30	30,416	31,030
	Goldman Sachs Group Inc.	3.800%	3/15/30	2,000	2,219
	Goldman Sachs Group Inc.	1.992%	1/27/32	26,460	25,150
	Goldman Sachs Group Inc.	2.615%	4/22/32	21,000	21,094
	Goldman Sachs Group Inc.	3.210%	4/22/42	4,900	4,945
	Goldman Sachs Group Inc.	4.750%	10/21/45	5,000	6,250
[7,11]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.550%	1.590%	5/2/24	30,700	24,185
[10]	Hamburg Commercial Bank AG	0.500%	5/23/22	7,700	9,305
	Hanover Insurance Group Inc.	2.500%	9/1/30	5,000	4,946
[10]	Helvetia Europe SA	2.750%	9/30/41	7,400	9,574
	HSBC Holdings plc	4.250%	8/18/25	3,045	3,364
	HSBC Holdings plc	4.300%	3/8/26	25,735	28,988
	HSBC Holdings plc	1.645%	4/18/26	12,450	12,548
	HSBC Holdings plc	3.900%	5/25/26	30,758	34,129
	HSBC Holdings plc	2.099%	6/4/26	11,801	12,084
	HSBC Holdings plc	4.292%	9/12/26	20,350	22,591
	HSBC Holdings plc	4.375%	11/23/26	9,000	10,116
	HSBC Holdings plc	1.589%	5/24/27	33,330	33,087
[12]	HSBC Holdings plc	1.750%	7/24/27	8,000	11,103
	HSBC Holdings plc	4.041%	3/13/28	78,139	86,281
	HSBC Holdings plc	2.013%	9/22/28	42,450	42,088
	HSBC Holdings plc	4.583%	6/19/29	41,640	47,240
	HSBC Holdings plc	4.950%	3/31/30	17,320	20,429
	HSBC Holdings plc	3.973%	5/22/30	29,752	32,556
	HSBC Holdings plc	2.848%	6/4/31	36,495	36,855
	HSBC Holdings plc	2.357%	8/18/31	23,560	22,960
[7,11]	HSBC Holdings plc, 3M Australian Bank Bill Rate + 1.100%	1.110%	2/16/24	28,200	21,777
	Huntington Bancshares Inc.	2.550%	2/4/30	10,000	10,168
	ICBCIL Finance Co. Ltd.	3.375%	4/5/22	10,000	10,201
	ING Groep NV	3.950%	3/29/27	25,636	28,732
	ING Groep NV	4.550%	10/2/28	9,000	10,406
	ING Groep NV	4.050%	4/9/29	13,264	14,906
[10]	ING Groep NV	1.000%	11/13/30	11,000	13,334
	ING Groep NV	2.727%	4/1/32	10,000	10,116
	Intercontinental Exchange Inc.	3.750%	12/1/25	17,416	19,322
	Intercontinental Exchange Inc.	3.750%	9/21/28	2,090	2,327

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intercontinental Exchange Inc.	2.100%	6/15/30	17,000	16,592
	Intercontinental Exchange Inc.	1.850%	9/15/32	20,000	18,537
[8]	Intesa Sanpaolo SPA	4.000%	9/23/29	21,525	23,342
	Invesco Finance plc	3.750%	1/15/26	11,166	12,328
[10]	JAB Holdings BV	3.375%	4/17/35	4,200	6,222
	Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.850%	1/15/27	4,000	4,628
	Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	5,000	5,538
	JPMorgan Chase & Co.	3.300%	4/1/26	1,070	1,168
	JPMorgan Chase & Co.	3.200%	6/15/26	36,273	39,423
	JPMorgan Chase & Co.	1.045%	11/19/26	15,519	15,287
	JPMorgan Chase & Co.	4.125%	12/15/26	9,810	11,096
	JPMorgan Chase & Co.	1.040%	2/4/27	37,875	37,159
	JPMorgan Chase & Co.	1.578%	4/22/27	35,000	35,150
	JPMorgan Chase & Co.	4.250%	10/1/27	4,000	4,562
	JPMorgan Chase & Co.	3.625%	12/1/27	18,750	20,553
	JPMorgan Chase & Co.	3.782%	2/1/28	34,793	38,628
	JPMorgan Chase & Co.	3.540%	5/1/28	32,277	35,373
	JPMorgan Chase & Co.	2.182%	6/1/28	16,303	16,658
	JPMorgan Chase & Co.	3.509%	1/23/29	42,057	45,870
	JPMorgan Chase & Co.	4.005%	4/23/29	46,001	51,647
	JPMorgan Chase & Co.	4.203%	7/23/29	31,355	35,751
	JPMorgan Chase & Co.	4.452%	12/5/29	22,800	26,296
	JPMorgan Chase & Co.	3.702%	5/6/30	27,661	30,441
	JPMorgan Chase & Co.	2.739%	10/15/30	37,471	38,452
	JPMorgan Chase & Co.	4.493%	3/24/31	12,100	14,026
	JPMorgan Chase & Co.	2.522%	4/22/31	47,000	47,420
	JPMorgan Chase & Co.	2.956%	5/13/31	15,300	15,747
	JPMorgan Chase & Co.	1.764%	11/19/31	25,000	23,543
	JPMorgan Chase & Co.	1.953%	2/4/32	50,000	47,565
	JPMorgan Chase & Co.	2.580%	4/22/32	33,950	34,095
	JPMorgan Chase & Co.	3.882%	7/24/38	4,235	4,691
	JPMorgan Chase & Co.	3.157%	4/22/42	18,500	18,556
	JPMorgan Chase & Co.	3.109%	4/22/51	22,000	21,387
	JPMorgan Chase & Co.	3.328%	4/22/52	13,000	13,023
[10]	KBC Group NV	0.750%	10/18/23	3,500	4,306
	Kemper Corp.	2.400%	9/30/30	4,837	4,693
	KeyCorp	4.100%	4/30/28	15,000	17,121
[8]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	671	680
[8]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/27	3,240	3,173
	Lazard Group LLC	4.500%	9/19/28	31,409	35,911
[12]	Leeds Building Society	1.500%	3/16/27	9,378	12,880
	Lincoln National Corp.	4.350%	3/1/48	5,000	5,695
[11]	Lloyds Banking Group plc	4.000%	3/7/25	2,300	1,934
	Lloyds Banking Group plc	4.582%	12/10/25	5,303	5,949
	Lloyds Banking Group plc	4.650%	3/24/26	1,080	1,218
	Lloyds Banking Group plc	3.750%	1/11/27	68,999	76,139
	Lloyds Banking Group plc	4.375%	3/22/28	29,752	33,762
	Lloyds Banking Group plc	4.550%	8/16/28	23,800	27,427
	Lloyds Banking Group plc	3.574%	11/7/28	10,873	11,803
[7,11]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 1.400%	1.437%	3/7/25	19,000	14,846
[11]	Macquarie Bank Ltd.	1.750%	8/7/24	9,640	7,636
[8]	Macquarie Bank Ltd.	3.052%	3/3/36	20,000	19,321
[7,11]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 0.800%	0.810%	8/7/24	35,000	27,235

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7,11]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 0.840%	0.850%	2/12/25	25,000	19,474
[7,11]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	2.930%	5/28/30	7,000	5,682
[8]	Macquarie Group Ltd.	1.340%	1/12/27	8,655	8,535
	Markel Corp.	3.350%	9/17/29	7,000	7,527
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	40,305	46,661
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	11,995	11,926
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	9,259	12,076
	MetLife Inc.	4.550%	3/23/30	24,945	29,314
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	13,260	13,338
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	3,491	3,895
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	11,555	12,262
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	4,920	5,486
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	2,750	3,022
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	10,136	11,364
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	5,000	5,662
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	43,090	47,686
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	41,735	44,370
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	30,878	31,406
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	38,300	37,395
[8]	Mizuho Financial Group Inc.	3.477%	4/12/26	10,000	10,923
	Mizuho Financial Group Inc.	2.226%	5/25/26	10,200	10,523
	Mizuho Financial Group Inc.	2.839%	9/13/26	3,525	3,771
	Mizuho Financial Group Inc.	3.663%	2/28/27	1,879	2,080
	Mizuho Financial Group Inc.	1.234%	5/22/27	42,860	42,076
	Mizuho Financial Group Inc.	4.018%	3/5/28	7,750	8,685
	Mizuho Financial Group Inc.	4.254%	9/11/29	2,000	2,269
	Mizuho Financial Group Inc.	3.153%	7/16/30	21,400	22,623
	Mizuho Financial Group Inc.	2.869%	9/13/30	10,620	10,978
	Mizuho Financial Group Inc.	2.591%	5/25/31	19,607	19,798
	Mizuho Financial Group Inc.	2.201%	7/10/31	10,000	9,752
	Mizuho Financial Group Inc.	2.172%	5/22/32	15,000	14,523
	Morgan Stanley	4.000%	7/23/25	29,187	32,552
	Morgan Stanley	3.875%	1/27/26	84,720	94,475
	Morgan Stanley	3.125%	7/27/26	6,054	6,563
	Morgan Stanley	4.350%	9/8/26	22,920	25,986
	Morgan Stanley	3.625%	1/20/27	68,607	76,088
	Morgan Stanley	3.950%	4/23/27	16,197	18,105
	Morgan Stanley	1.593%	5/4/27	23,530	23,632
[10]	Morgan Stanley	0.406%	10/29/27	19,614	23,600
	Morgan Stanley	3.591%	7/22/28	51,390	56,562
	Morgan Stanley	3.772%	1/24/29	20,000	22,096
	Morgan Stanley	4.431%	1/23/30	25,000	28,833
	Morgan Stanley	2.699%	1/22/31	43,418	44,375
	Morgan Stanley	3.622%	4/1/31	31,735	34,761
	Morgan Stanley	1.794%	2/13/32	13,320	12,499
	Morgan Stanley	1.928%	4/28/32	10,715	10,163
	Morgan Stanley	3.217%	4/22/42	12,460	12,633
	Morgan Stanley	5.597%	3/24/51	2,000	2,805
	Morgan Stanley	2.802%	1/25/52	23,000	21,231
[8]	National Australia Bank Ltd.	2.332%	8/21/30	10,000	9,530
[8]	Nationwide Building Society	1.000%	8/28/25	12,620	12,452
	Natwest Group plc	3.073%	5/22/28	12,400	12,989
	Natwest Group plc	4.892%	5/18/29	22,750	26,169
	Natwest Group plc	5.076%	1/27/30	14,000	16,333
	Natwest Group plc	4.445%	5/8/30	7,000	7,885
	Natwest Group plc	3.032%	11/28/35	15,000	14,638

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nippon Life Insurance Co.	3.375%	5/8/32	5,036	5,426
[8]	Nippon Life Insurance Co.	3.400%	1/23/50	6,000	6,130
[8]	Nippon Life Insurance Co.	2.750%	1/21/51	11,110	10,750
	Nomura Holdings Inc.	1.851%	7/16/25	6,670	6,733
	Nomura Holdings Inc.	3.103%	1/16/30	6,600	6,777
[10]	Nordea Bank Abp	0.500%	5/14/27	1,100	1,353
	Northern Trust Corp.	1.950%	5/1/30	20,893	20,594
	ORIX Corp.	2.250%	3/9/31	15,000	14,664
	Owl Rock Capital Corp.	3.400%	7/15/26	16,000	16,605
[12]	Phoenix Group Holdings plc	6.625%	12/18/25	4,900	8,159
	PNC Bank NA	3.100%	10/25/27	46,625	50,860
	PNC Bank NA	3.250%	1/22/28	28,085	30,678
	PNC Bank NA	2.700%	10/22/29	29,415	30,368
	PNC Financial Services Group Inc.	2.600%	7/23/26	4,212	4,481
	PNC Financial Services Group Inc.	3.150%	5/19/27	15,500	16,930
	PNC Financial Services Group Inc.	3.450%	4/23/29	40,332	44,524
	PNC Financial Services Group Inc.	2.550%	1/22/30	15,000	15,434
	Principal Financial Group Inc.	3.100%	11/15/26	6,110	6,617
	Principal Financial Group Inc.	3.700%	5/15/29	11,855	13,139
	Progressive Corp.	4.000%	3/1/29	1,070	1,223
	Progressive Corp.	3.200%	3/26/30	14,172	15,401
[8]	Protective Life Corp.	4.300%	9/30/28	22,700	25,302
	Prudential Financial Inc.	2.100%	3/10/30	2,750	2,758
	Prudential Financial Inc.	3.000%	3/10/40	5,000	5,004
	Prudential Financial Inc.	5.375%	5/15/45	3,575	3,937
	Prudential Financial Inc.	3.905%	12/7/47	3,000	3,335
	Prudential Financial Inc.	3.935%	12/7/49	2,000	2,237
	Prudential Financial Inc.	4.350%	2/25/50	5,810	6,899
	Prudential Financial Inc.	3.700%	3/13/51	5,000	5,401
	Prudential plc	3.125%	4/14/30	1,500	1,596
	Raymond James Financial Inc.	3.750%	4/1/51	4,000	4,275
	Royal Bank of Canada	1.150%	6/10/25	11,550	11,607
	Royal Bank of Canada	1.200%	4/27/26	19,820	19,766
[8]	Sammons Financial Group Inc.	3.350%	4/16/31	10,000	10,101
[10]	Sampo Oyj	3.375%	5/23/49	4,716	6,452
[10]	Sampo Oyj	2.500%	9/3/52	3,000	3,799
	Santander Holdings USA Inc.	3.450%	6/2/25	6,925	7,433
	Santander Holdings USA Inc.	4.500%	7/17/25	2,000	2,223
	Santander Holdings USA Inc.	4.400%	7/13/27	13,222	14,738
	Santander UK Group Holdings plc	1.532%	8/21/26	15,000	14,965
	Santander UK Group Holdings plc	3.823%	11/3/28	2,000	2,196
[8]	SBL Holdings Inc.	5.000%	2/18/31	17,773	18,826
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	5,000	5,004
[8]	Standard Chartered plc	1.456%	1/14/27	12,500	12,275
	State Street Corp.	2.901%	3/30/26	6,320	6,763
	State Street Corp.	2.400%	1/24/30	7,030	7,201
	State Street Corp.	3.152%	3/30/31	14,997	16,110
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	14,810	14,934
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	7,820	7,677
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	34,710	38,469
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	51,114	53,925
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	5,975	6,426
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	23,965	26,297
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	19,491	21,294
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	4,000	4,358
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	13,366	14,590
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	4,870	5,447
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	750	857

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	84,077	88,447
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	32,727	33,724
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	26,045	25,621
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	2,000	1,895
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	8,500	8,051
	SVB Financial Group	3.125%	6/5/30	7,000	7,351
	SVB Financial Group	1.800%	2/2/31	10,000	9,317
	Synchrony Financial	3.700%	8/4/26	24,354	26,456
	Synchrony Financial	3.950%	12/1/27	27,997	30,441
	TD Ameritrade Holding Corp.	3.300%	4/1/27	20,837	22,817
[8]	Temasek Financial I Ltd.	2.375%	1/23/23	1,000	1,034
	Toronto-Dominion Bank	0.750%	1/6/26	15,165	14,916
	Toronto-Dominion Bank	3.625%	9/15/31	11,160	12,328
	Truist Bank	3.625%	9/16/25	22,245	24,462
	Truist Bank	2.250%	3/11/30	34,140	33,685
	Truist Financial Corp.	4.000%	5/1/25	19,351	21,538
	Truist Financial Corp.	1.267%	3/2/27	7,560	7,528
	Truist Financial Corp.	1.125%	8/3/27	20,265	19,643
	Truist Financial Corp.	3.875%	3/19/29	10,000	11,175
	Truist Financial Corp.	1.950%	6/5/30	11,250	11,049
	U.S. Bancorp	3.100%	4/27/26	10,454	11,349
	U.S. Bancorp	2.375%	7/22/26	25,223	26,629
	U.S. Bancorp	3.150%	4/27/27	29,644	32,378
	U.S. Bancorp	3.900%	4/26/28	2,250	2,548
	U.S. Bancorp	3.000%	7/30/29	21,800	23,143
	U.S. Bancorp	1.375%	7/22/30	32,000	30,024
[8]	UBS Group AG	4.125%	9/24/25	14,257	15,920
[8]	UBS Group AG	4.125%	4/15/26	8,500	9,524
[8]	UBS Group AG	1.364%	1/30/27	30,835	30,517
[10]	UniCredit SpA	1.200%	1/20/26	10,091	12,318
	United Overseas Bank Ltd.	2.880%	3/8/27	3,000	3,044
[8]	USAA Capital Corp.	2.125%	5/1/30	3,600	3,563
	Voya Financial Inc.	5.700%	7/15/43	3,758	4,974
[15,16]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.500%	1/15/13	6,147	1
[15,16]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.650%	8/15/14	7,500	1
[15,16]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.125%	1/15/15	9,000	1
	Wells Fargo & Co.	3.550%	9/29/25	17,459	19,205
	Wells Fargo & Co.	3.000%	4/22/26	60,337	65,103
	Wells Fargo & Co.	4.100%	6/3/26	11,899	13,378
	Wells Fargo & Co.	3.000%	10/23/26	75,315	81,209
[11]	Wells Fargo & Co.	4.000%	4/27/27	13,972	11,899
	Wells Fargo & Co.	3.196%	6/17/27	21,350	23,032
	Wells Fargo & Co.	4.300%	7/22/27	14,000	15,879
	Wells Fargo & Co.	3.584%	5/22/28	51,812	56,832
	Wells Fargo & Co.	2.393%	6/2/28	25,588	26,363
	Wells Fargo & Co.	4.150%	1/24/29	13,949	15,856
	Wells Fargo & Co.	2.879%	10/30/30	51,832	53,788
	Wells Fargo & Co.	2.572%	2/11/31	49,900	50,454
	Wells Fargo & Co.	4.478%	4/4/31	2,000	2,315
	Wells Fargo & Co.	5.013%	4/4/51	22,000	28,546
[12]	Wells Fargo Bank NA	5.250%	8/1/23	11,650	17,620
	Westpac Banking Corp.	3.350%	3/8/27	24,262	26,842
	Westpac Banking Corp.	3.400%	1/25/28	10,000	11,061
	Westpac Banking Corp.	2.894%	2/4/30	11,125	11,504
	Westpac Banking Corp.	4.322%	11/23/31	31,050	34,463

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westpac Banking Corp.	4.110%	7/24/34	11,175	12,031
	Westpac Banking Corp.	2.668%	11/15/35	15,000	14,413
	Westpac Banking Corp.	2.963%	11/16/40	3,430	3,235
	Willis North America Inc.	4.500%	9/15/28	2,000	2,291
	Willis North America Inc.	2.950%	9/15/29	37,892	39,608
					8,814,601
Health Care (7.0%)
	AbbVie Inc.	2.950%	11/21/26	74,412	79,735
	AbbVie Inc.	3.200%	11/21/29	47,533	50,782
	AbbVie Inc.	4.050%	11/21/39	5,000	5,590
	AbbVie Inc.	4.250%	11/21/49	2,000	2,272
	Agilent Technologies Inc.	3.050%	9/22/26	2,000	2,155
	Agilent Technologies Inc.	2.750%	9/15/29	10,000	10,370
	Agilent Technologies Inc.	2.300%	3/12/31	20,000	19,672
	AmerisourceBergen Corp.	3.450%	12/15/27	14,716	16,136
	AmerisourceBergen Corp.	2.700%	3/15/31	30,000	30,237
	Amgen Inc.	3.125%	5/1/25	8,000	8,621
	Amgen Inc.	2.200%	2/21/27	65,841	68,059
	Amgen Inc.	3.200%	11/2/27	6,645	7,227
	Amgen Inc.	2.450%	2/21/30	400	404
	Amgen Inc.	2.300%	2/25/31	2,000	1,984
	Amgen Inc.	3.375%	2/21/50	2,000	1,987
	Anthem Inc.	1.500%	3/15/26	12,810	12,930
	Anthem Inc.	3.650%	12/1/27	10,000	11,110
	Anthem Inc.	2.875%	9/15/29	24,704	25,800
	Anthem Inc.	3.125%	5/15/50	2,000	1,932
	Ascension Health	2.532%	11/15/29	2,500	2,590
	AstraZeneca plc	3.375%	11/16/25	5,500	6,031
	AstraZeneca plc	1.375%	8/6/30	34,800	32,031
[8]	Bausch Health Cos. Inc.	6.125%	4/15/25	1,480	1,513
[8]	Bausch Health Cos. Inc.	5.500%	11/1/25	970	1,000
[8]	Bausch Health Cos. Inc.	5.750%	8/15/27	1,589	1,706
[8]	Bausch Health Cos. Inc.	7.000%	1/15/28	2,715	2,966
[8]	Baxter International Inc.	3.950%	4/1/30	8,000	9,042
[10]	Bayer AG	0.375%	7/6/24	3,000	3,646
[8]	Bayer US Finance II LLC	4.375%	12/15/28	31,367	35,527
	Becton Dickinson and Co.	3.700%	6/6/27	40,444	44,938
	Biogen Inc.	2.250%	5/1/30	15,000	14,594
	Boston Scientific Corp.	3.750%	3/1/26	4,000	4,441
	Boston Scientific Corp.	4.000%	3/1/29	12,000	13,448
	Boston Scientific Corp.	2.650%	6/1/30	28,000	28,385
	Bristol-Myers Squibb Co.	3.200%	6/15/26	61,238	67,123
	Bristol-Myers Squibb Co.	3.450%	11/15/27	45,226	50,331
	Bristol-Myers Squibb Co.	3.900%	2/20/28	29,040	32,872
	Bristol-Myers Squibb Co.	3.400%	7/26/29	59,317	65,427
	Bristol-Myers Squibb Co.	1.450%	11/13/30	16,500	15,545
	Bristol-Myers Squibb Co.	4.250%	10/26/49	2,000	2,371
	Centene Corp.	3.000%	10/15/30	3,350	3,325
	Centene Corp.	2.500%	3/1/31	6,555	6,270
[8]	Charles River Laboratories International Inc.	3.750%	3/15/29	1,635	1,664
	CHRISTUS Health	4.341%	7/1/28	19,800	22,472
	Cigna Corp.	4.500%	2/25/26	10,000	11,397
	Cigna Corp.	1.250%	3/15/26	10,000	9,989
	Cigna Corp.	3.400%	3/1/27	37,788	41,266
	Cigna Corp.	4.375%	10/15/28	74,260	85,024
	Cigna Corp.	2.400%	3/15/30	17,341	17,349
	Cigna Corp.	2.375%	3/15/31	10,900	10,762

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cigna Corp.	3.400%	3/15/50	2,000	1,986
	CVS Health Corp.	3.000%	8/15/26	39,571	42,573
	CVS Health Corp.	3.625%	4/1/27	60,181	66,531
	CVS Health Corp.	1.300%	8/21/27	30,000	29,256
	CVS Health Corp.	4.300%	3/25/28	73,169	83,265
	CVS Health Corp.	3.250%	8/15/29	45,000	48,003
	CVS Health Corp.	3.750%	4/1/30	22,585	24,807
	CVS Health Corp.	4.250%	4/1/50	2,000	2,247
	DH Europe Finance II Sarl	2.600%	11/15/29	17,000	17,510
	Eli Lilly and Co.	3.375%	3/15/29	8,300	9,152
	Encompass Health Corp.	4.500%	2/1/28	3,202	3,317
	Encompass Health Corp.	4.625%	4/1/31	845	897
	Gilead Sciences Inc.	3.650%	3/1/26	58,734	64,845
	Gilead Sciences Inc.	2.950%	3/1/27	13,324	14,290
	Gilead Sciences Inc.	2.600%	10/1/40	2,000	1,840
	Gilead Sciences Inc.	5.650%	12/1/41	3,000	4,003
	Gilead Sciences Inc.	4.800%	4/1/44	3,000	3,630
	Gilead Sciences Inc.	2.800%	10/1/50	2,000	1,785
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	35,702	40,458
	GlaxoSmithKline Capital plc	3.375%	6/1/29	12,762	13,959
	HCA Inc.	5.375%	2/1/25	4,630	5,159
	HCA Inc.	5.250%	6/15/26	30,340	35,229
	HCA Inc.	4.500%	2/15/27	29,516	33,298
	HCA Inc.	4.125%	6/15/29	13,660	15,186
[8]	Hill-Rom Holdings Inc.	4.375%	9/15/27	4,645	4,815
	Humana Inc.	3.950%	3/15/27	7,300	8,187
[8]	Jazz Securities DAC	4.375%	1/15/29	1,008	1,031
	McKesson Corp.	3.950%	2/16/28	14,000	15,783
	McKesson Corp.	4.750%	5/30/29	16,429	19,363
[10]	Medtronic Global Holdings SCA	1.375%	10/15/40	4,560	5,472
	Merck & Co. Inc.	3.400%	3/7/29	54,169	60,093
	Mercy Health	4.302%	7/1/28	12,500	14,538
[10]	Mylan Inc.	2.125%	5/23/25	16,880	21,637
	Mylan Inc.	4.550%	4/15/28	24,800	28,148
	Novartis Capital Corp.	2.000%	2/14/27	12,750	13,183
	Novartis Capital Corp.	3.100%	5/17/27	8,700	9,499
	Novartis Capital Corp.	2.200%	8/14/30	22,570	22,925
[8]	Organon Finance 1 LLC	4.125%	4/30/28	4,065	4,169
[8]	Organon Finance 1 LLC	5.125%	4/30/31	2,435	2,526
	Perrigo Finance Unlimited Co.	3.150%	6/15/30	6,500	6,460
	Pfizer Inc.	3.450%	3/15/29	45,721	50,584
	Pfizer Inc.	2.625%	4/1/30	17,500	18,313
	Pfizer Inc.	1.700%	5/28/30	21,270	20,663
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	7,500	8,009
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	5,000	5,149
	Quest Diagnostics Inc.	3.450%	6/1/26	6,900	7,556
	Quest Diagnostics Inc.	2.950%	6/30/30	13,950	14,496
	Quest Diagnostics Inc.	2.800%	6/30/31	6,655	6,815
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	15,000	13,977
[8]	Royalty Pharma plc	1.200%	9/2/25	7,000	6,925
[8]	Royalty Pharma plc	1.750%	9/2/27	10,000	9,849
[10]	Sanofi	1.000%	3/21/26	2,100	2,656
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	76,935	83,585
	Stanford Health Care	3.310%	8/15/30	17,000	18,622
	STERIS Irish FinCo UnLtd Co.	2.700%	3/15/31	20,000	19,958

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Stryker Corp.	3.375%	11/1/25	15,000	16,416
	Stryker Corp.	1.950%	6/15/30	15,000	14,543
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	22,708	27,004
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	51,049	49,439
[8]	Tenet Healthcare Corp.	4.625%	9/1/24	360	370
[8]	Tenet Healthcare Corp.	7.500%	4/1/25	270	291
[8]	Tenet Healthcare Corp.	4.875%	1/1/26	3,474	3,609
[8]	Tenet Healthcare Corp.	6.250%	2/1/27	1,641	1,721
[10]	Thermo Fisher Scientific Inc.	1.400%	1/23/26	1,400	1,781
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	15,870	17,311
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	5,000	5,165
	UnitedHealth Group Inc.	3.100%	3/15/26	4,933	5,383
	UnitedHealth Group Inc.	3.450%	1/15/27	10,800	12,016
	UnitedHealth Group Inc.	3.375%	4/15/27	20,317	22,501
	UnitedHealth Group Inc.	2.950%	10/15/27	25,725	27,930
	UnitedHealth Group Inc.	3.850%	6/15/28	29,398	33,289
	UnitedHealth Group Inc.	3.875%	12/15/28	30,288	34,425
	UnitedHealth Group Inc.	2.875%	8/15/29	5,666	6,023
	UnitedHealth Group Inc.	2.000%	5/15/30	15,000	14,821
	UnitedHealth Group Inc.	2.900%	5/15/50	2,000	1,917
[10]	Upjohn Finance BV	1.908%	6/23/32	5,400	6,810
[10]	Utah Acquisition Sub Inc.	2.250%	11/22/24	6,000	7,701
	Utah Acquisition Sub Inc.	3.950%	6/15/26	36,800	40,669
[8]	Viatris Inc.	1.650%	6/22/25	10,000	10,098
[8]	Viatris Inc.	2.300%	6/22/27	26,800	27,195
[8]	Viatris Inc.	2.700%	6/22/30	25,000	24,705
[8]	Viatris Inc.	3.850%	6/22/40	5,000	5,098
	Zoetis Inc.	3.900%	8/20/28	21,700	24,387
	Zoetis Inc.	2.000%	5/15/30	10,000	9,704
					2,542,582
Industrials (5.7%)
	3M Co.	3.375%	3/1/29	10,087	11,134
	3M Co.	2.375%	8/26/29	10,000	10,264
[8]	Airbus SE	3.150%	4/10/27	26,527	28,368
[8]	Allison Transmission Inc.	4.750%	10/1/27	5,165	5,420
[8]	Allison Transmission Inc.	3.750%	1/30/31	2,900	2,799
[8]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	2,935	3,082
[5,8]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	7,985	8,559
[8]	Aramark Services Inc.	6.375%	5/1/25	1,472	1,566
	Aramark Services Inc.	4.750%	6/1/26	1,140	1,169
[8]	Aramark Services Inc.	5.000%	2/1/28	2,610	2,731
[8]	Arcosa Inc.	4.375%	4/15/29	2,030	2,076
[11]	Aurizon Network Pty Ltd.	4.000%	6/21/24	34,840	28,920
[8]	BAE Systems plc	1.900%	2/15/31	16,670	15,796
	Block Financial LLC	3.875%	8/15/30	13,650	14,506
	Boeing Co.	4.875%	5/1/25	52,362	58,780
	Boeing Co.	2.750%	2/1/26	29,520	30,633
	Boeing Co.	2.250%	6/15/26	5,638	5,706
	Boeing Co.	5.040%	5/1/27	45,624	52,418
	Boeing Co.	3.250%	2/1/28	16,155	16,887
	Boeing Co.	3.250%	3/1/28	1,131	1,177
	Boeing Co.	3.200%	3/1/29	5,919	6,092
	Boeing Co.	5.150%	5/1/30	112,142	130,522
	Boeing Co.	5.705%	5/1/40	5,447	6,755
	Canadian National Railway Co.	2.750%	3/1/26	10,950	11,693
	Canadian Pacific Railway Co.	4.000%	6/1/28	2,000	2,245

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Cargo Aircraft Management Inc.	4.750%	2/1/28	2,914	2,983
	Carrier Global Corp.	2.493%	2/15/27	14,144	14,832
	Carrier Global Corp.	2.722%	2/15/30	25,000	25,468
	Carrier Global Corp.	2.700%	2/15/31	6,000	6,071
	Carrier Global Corp.	3.577%	4/5/50	3,000	3,021
	Caterpillar Inc.	2.600%	9/19/29	8,000	8,341
[8]	Clark Equipment Co.	5.875%	6/1/25	1,572	1,665
[8]	Clean Harbors Inc.	4.875%	7/15/27	3,965	4,132
[8]	Clean Harbors Inc.	5.125%	7/15/29	925	1,000
	CNH Industrial Capital LLC	1.875%	1/15/26	34,000	34,551
	CSX Corp.	3.250%	6/1/27	39,444	43,022
	CSX Corp.	3.800%	3/1/28	18,470	20,591
[5]	Delta Air Lines Class AA Series 2020-1 Pass Through Trust	2.000%	12/10/29	9,701	9,772
	Delta Air Lines Inc.	2.900%	10/28/24	1,255	1,266
[8]	Delta Air Lines Inc.	7.000%	5/1/25	5,575	6,486
	Delta Air Lines Inc.	3.750%	10/28/29	4,603	4,581
[5,8]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/28	64,502	70,783
[10]	easyJet FinCo BV	1.875%	3/3/28	7,600	9,049
	Embraer Netherlands Finance BV	5.050%	6/15/25	17,853	18,754
	Embraer Netherlands Finance BV	5.400%	2/1/27	4,100	4,323
	Embraer Overseas Ltd.	5.696%	9/16/23	582	619
	Embraer SA	5.150%	6/15/22	8,000	8,252
	FedEx Corp.	3.300%	3/15/27	3,765	4,200
	FedEx Corp.	3.100%	8/5/29	11,998	12,772
	FedEx Corp.	4.250%	5/15/30	7,753	8,874
	FedEx Corp.	2.400%	5/15/31	46,640	46,227
	General Dynamics Corp.	3.500%	4/1/27	22,400	24,948
	General Dynamics Corp.	2.625%	11/15/27	15,295	16,293
	General Dynamics Corp.	3.750%	5/15/28	20,545	23,038
	General Dynamics Corp.	3.625%	4/1/30	21,607	24,119
	General Electric Co.	3.450%	5/1/27	13,885	15,172
	General Electric Co.	3.625%	5/1/30	23,090	25,098
[8]	H&E Equipment Services Inc.	3.875%	12/15/28	4,805	4,711
[12]	Heathrow Funding Ltd.	6.750%	12/3/28	3,665	6,395
	Honeywell International Inc.	2.700%	8/15/29	14,138	14,923
	Honeywell International Inc.	1.950%	6/1/30	9,459	9,402
	Hubbell Inc.	2.300%	3/15/31	15,000	14,836
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	18,000	19,603
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	3,000	3,377
	John Deere Capital Corp.	1.750%	3/9/27	5,000	5,104
	Johnson Controls International plc	3.900%	2/14/26	2,621	2,912
	L3Harris Technologies Inc.	3.850%	12/15/26	26,665	29,768
	L3Harris Technologies Inc.	4.400%	6/15/28	34,925	40,051
	L3Harris Technologies Inc.	2.900%	12/15/29	4,230	4,403
	L3Harris Technologies Inc.	1.800%	1/15/31	26,540	25,163
	Lennox International Inc.	1.700%	8/1/27	7,000	6,940
	Lockheed Martin Corp.	1.850%	6/15/30	7,138	7,021
[11]	Lonsdale Finance Pty Ltd.	2.450%	11/20/26	2,500	1,985
[8]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	46,176	50,657
[8]	Mueller Water Products Inc.	5.500%	6/15/26	4,123	4,258
	Norfolk Southern Corp.	3.800%	8/1/28	10,000	11,173
	Northrop Grumman Corp.	3.250%	1/15/28	66,581	72,002
	Northrop Grumman Corp.	4.400%	5/1/30	32,630	37,851
	Otis Worldwide Corp.	2.293%	4/5/27	14,120	14,618
	Otis Worldwide Corp.	2.565%	2/15/30	23,769	24,199

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.200%	4/1/27	19,467	21,901
[11]	Qantas Airways Ltd.	4.750%	10/12/26	25,000	21,300
	Raytheon Technologies Corp.	3.500%	3/15/27	28,417	31,336
	Raytheon Technologies Corp.	3.125%	5/4/27	59,338	64,575
	Raytheon Technologies Corp.	4.125%	11/16/28	28,670	32,534
	Raytheon Technologies Corp.	2.250%	7/1/30	7,984	7,932
	Republic Services Inc.	3.950%	5/15/28	2,000	2,244
	Republic Services Inc.	1.750%	2/15/32	21,900	20,313
[8]	Rolls-Royce plc	5.750%	10/15/27	6,236	6,707
[8]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	43,850	43,730
[8]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	25,000	24,808
	Southwest Airlines Co.	5.250%	5/4/25	1,730	1,982
	Southwest Airlines Co.	3.000%	11/15/26	7,000	7,485
	Southwest Airlines Co.	7.375%	3/1/27	4,930	6,252
	Southwest Airlines Co.	5.125%	6/15/27	31,304	36,603
	Southwest Airlines Co.	3.450%	11/16/27	3,800	4,084
	Southwest Airlines Co.	2.625%	2/10/30	7,200	7,256
	Stanley Black & Decker Inc.	2.300%	3/15/30	44,607	45,211
	Teledyne Technologies Inc.	2.250%	4/1/28	33,970	34,146
	Teledyne Technologies Inc.	2.750%	4/1/31	10,000	10,087
[8]	TransDigm Inc.	8.000%	12/15/25	1,030	1,119
[8]	TransDigm Inc.	6.250%	3/15/26	7,569	8,014
	TransDigm Inc.	5.500%	11/15/27	3,009	3,130
[8]	TransDigm Inc.	4.875%	5/1/29	4,880	4,808
[7,11]	Transurban Queensland Finance Pty Ltd., 3M Australian Bank Bill Rate + 2.050%	2.084%	12/16/24	16,000	12,791
	Tyco Electronics Group SA	3.700%	2/15/26	25,054	27,664
	Tyco Electronics Group SA	3.125%	8/15/27	24,541	26,462
	Union Pacific Corp.	2.150%	2/5/27	37,190	38,626
	Union Pacific Corp.	3.000%	4/15/27	7,272	7,881
	Union Pacific Corp.	3.950%	9/10/28	17,242	19,627
	Union Pacific Corp.	3.700%	3/1/29	4,750	5,291
	Union Pacific Corp.	3.250%	2/5/50	2,000	1,994
[5]	United Airlines	5.875%	4/15/29	33,308	36,683
	United Airlines Holdings Inc.	4.875%	1/15/25	2,885	2,925
[8]	United Airlines Inc.	4.375%	4/15/26	2,475	2,568
[8]	United Airlines Inc.	4.625%	4/15/29	4,865	5,053
	United Parcel Service Inc.	3.900%	4/1/25	4,700	5,231
	United Parcel Service Inc.	5.300%	4/1/50	3,000	4,167
	Waste Management Inc.	1.150%	3/15/28	13,900	13,280
[9]	Waste Management Inc.	2.000%	6/1/29	15,000	15,010
	Waste Management Inc.	1.500%	3/15/31	17,800	16,432
[8]	WESCO Distribution Inc.	7.250%	6/15/28	4,463	4,952
					2,065,147
Materials (2.0%)
[8]	Arconic Corp.	6.000%	5/15/25	770	823
[8]	Arconic Rolled Products Corp.	6.125%	2/15/28	1,305	1,388
[8]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/28	1,240	1,224
[8]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	1,839	1,931
[8]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	2,510	2,582
[8]	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.750%	6/15/27	1,319	1,384
	Ball Corp.	5.000%	3/15/22	940	972

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ball Corp.	2.875%	8/15/30	1,480	1,434
[8]	Berry Global Inc.	1.570%	1/15/26	28,476	28,289
[8]	Berry Global Inc.	4.875%	7/15/26	4,147	4,391
[8]	Berry Global Inc.	5.625%	7/15/27	5,440	5,791
[8]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	2,784	3,017
[8]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.400%	12/1/26	36,416	39,827
[8]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.700%	6/1/28	23,646	26,074
	Dow Chemical Co.	3.625%	5/15/26	60,000	66,208
	Dow Chemical Co.	4.800%	11/30/28	4,000	4,711
	Dow Chemical Co.	2.100%	11/15/30	17,500	16,917
	DuPont de Nemours Inc.	4.725%	11/15/28	14,000	16,397
	Ecolab Inc.	3.250%	12/1/27	3,928	4,290
	Ecolab Inc.	1.300%	1/30/31	25,350	23,308
	EI du Pont de Nemours and Co.	1.700%	7/15/25	5,175	5,319
[8]	Element Solutions Inc.	3.875%	9/1/28	1,885	1,881
	FMC Corp.	3.200%	10/1/26	14,475	15,618
[8]	FMG Resources August 2006 Pty Ltd.	4.500%	9/15/27	550	595
	Freeport-McMoRan Inc.	4.125%	3/1/28	1,455	1,533
	Freeport-McMoRan Inc.	4.375%	8/1/28	2,820	3,006
	Freeport-McMoRan Inc.	4.625%	8/1/30	2,560	2,820
	Freeport-McMoRan Inc.	5.450%	3/15/43	1,230	1,502
[8]	Georgia-Pacific LLC	0.950%	5/15/26	36,265	35,427
[8]	Georgia-Pacific LLC	2.100%	4/30/27	51,652	52,969
[8]	Georgia-Pacific LLC	2.300%	4/30/30	7,000	7,023
[10]	Glencore Capital Finance DAC	1.125%	3/10/28	550	674
[8]	Graphic Packaging International LLC	3.500%	3/15/28	1,412	1,409
[8]	Graphic Packaging International LLC	3.500%	3/1/29	977	965
[8]	Hudbay Minerals Inc.	4.500%	4/1/26	2,585	2,622
[8]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	1,085	1,085
[8]	Ingevity Corp.	3.875%	11/1/28	1,485	1,479
[8]	Kraton Polymers LLC / Kraton Polymers Capital Corp.	4.250%	12/15/25	1,105	1,122
	LYB International Finance II BV	3.500%	3/2/27	11,389	12,431
	LYB International Finance III LLC	2.875%	5/1/25	11,645	12,393
	LYB International Finance III LLC	1.250%	10/1/25	8,555	8,548
	LYB International Finance III LLC	3.375%	5/1/30	30,010	32,123
	Newmont Corp.	2.800%	10/1/29	27,675	28,646
	Newmont Corp.	2.250%	10/1/30	14,215	13,941
	Nucor Corp.	2.700%	6/1/30	16,060	16,531
	Nutrien Ltd.	4.200%	4/1/29	4,000	4,540
[8]	OCI NV	5.250%	11/1/24	2,385	2,483
[8]	OCI NV	4.625%	10/15/25	860	898
	Packaging Corp. of America	3.000%	12/15/29	17,944	18,880
	PPG Industries Inc.	2.800%	8/15/29	5,000	5,237
	PPG Industries Inc.	2.550%	6/15/30	6,435	6,556
	Praxair Inc.	1.100%	8/10/30	5,570	5,151
[8]	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	4.000%	10/15/27	4,585	4,533
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	2,000	2,701
	RPM International Inc.	3.750%	3/15/27	15,392	16,918
	RPM International Inc.	4.550%	3/1/29	15,250	17,250
	Sherwin-Williams Co.	3.450%	6/1/27	23,878	26,299
	Sherwin-Williams Co.	2.950%	8/15/29	17,585	18,532
	Sherwin-Williams Co.	2.300%	5/15/30	3,875	3,862
	Steel Dynamics Inc.	1.650%	10/15/27	14,000	13,817
	Steel Dynamics Inc.	3.450%	4/15/30	32,200	34,638

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	TMS International Corp.	6.250%	4/15/29	814	846
[8]	Trivium Packaging Finance BV	5.500%	8/15/26	910	951
[8]	Trivium Packaging Finance BV	8.500%	8/15/27	3,360	3,618
	United States Steel Corp.	6.875%	3/1/29	3,274	3,416
	Westrock Co.	4.000%	3/15/28	6,100	6,813
	WRKCo Inc.	3.375%	9/15/27	3,150	3,436
	WRKCo Inc.	3.900%	6/1/28	12,616	14,063
					728,058
Real Estate (5.3%)
	Agree LP	2.900%	10/1/30	3,500	3,593
[12]	Akelius Residential Property AB	2.375%	8/15/25	1,854	2,673
[10]	Akelius Residential Property Financing BV	1.125%	1/11/29	600	738
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	1,975	2,212
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	15,000	15,465
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	10,000	9,497
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	14,500	13,375
	American Assets Trust LP	3.375%	2/1/31	12,600	12,640
	American Homes 4 Rent LP	4.250%	2/15/28	13,063	14,525
	American Tower Corp.	3.375%	10/15/26	26,348	28,638
	American Tower Corp.	2.750%	1/15/27	22,600	23,736
	American Tower Corp.	3.550%	7/15/27	11,315	12,344
	American Tower Corp.	3.600%	1/15/28	10,000	10,925
	American Tower Corp.	1.500%	1/31/28	25,053	24,232
	American Tower Corp.	2.900%	1/15/30	5,000	5,151
	American Tower Corp.	2.700%	4/15/31	20,000	20,222
[10]	Aroundtown SA	0.000%	7/16/26	900	1,058
[12]	Aroundtown SA	3.250%	7/18/27	4,357	6,469
[12]	Aroundtown SA	3.625%	4/10/31	4,049	6,133
	AvalonBay Communities Inc.	2.950%	5/11/26	19,800	21,311
	AvalonBay Communities Inc.	2.900%	10/15/26	6,500	6,959
	AvalonBay Communities Inc.	3.350%	5/15/27	12,040	13,143
	AvalonBay Communities Inc.	3.200%	1/15/28	18,750	20,040
	AvalonBay Communities Inc.	3.300%	6/1/29	5,000	5,368
	AvalonBay Communities Inc.	2.300%	3/1/30	29,752	29,733
	Boston Properties LP	2.750%	10/1/26	9,952	10,590
	Boston Properties LP	2.900%	3/15/30	10,000	10,185
	Boston Properties LP	3.250%	1/30/31	10,000	10,467
	Boston Properties LP	2.550%	4/1/32	20,000	19,348
	Brandywine Operating Partnership LP	3.950%	11/15/27	19,935	21,591
	Brixmor Operating Partnership LP	2.250%	4/1/28	13,000	12,886
	Brixmor Operating Partnership LP	4.050%	7/1/30	20,515	22,539
	CBRE Services Inc.	4.875%	3/1/26	10,000	11,598
	Corporate Office Properties LP	2.250%	3/15/26	28,603	29,350
	Corporate Office Properties LP	2.750%	4/15/31	26,710	26,363
	Crown Castle International Corp.	4.450%	2/15/26	37,166	42,022
	Crown Castle International Corp.	3.700%	6/15/26	9,005	9,909
	Crown Castle International Corp.	3.800%	2/15/28	8,758	9,611
	Crown Castle International Corp.	3.300%	7/1/30	10,000	10,595
	Crown Castle International Corp.	2.250%	1/15/31	13,715	13,266
	CubeSmart LP	4.375%	2/15/29	12,000	13,518
[10]	Digital Dutch Finco BV	1.000%	1/15/32	6,500	7,747
	Digital Realty Trust LP	4.750%	10/1/25	5,645	6,433
	Digital Realty Trust LP	3.700%	8/15/27	21,675	24,021
	Digital Realty Trust LP	3.600%	7/1/29	19,800	21,738
	Duke Realty LP	3.375%	12/15/27	12,983	14,206
	Duke Realty LP	2.875%	11/15/29	5,000	5,180
	Duke Realty LP	1.750%	2/1/31	10,000	9,434

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Equinix Inc.	1.800%	7/15/27	15,000	14,885
	ERP Operating LP	3.375%	6/1/25	20,800	22,570
	ERP Operating LP	2.850%	11/1/26	8,211	8,773
	ERP Operating LP	3.500%	3/1/28	8,836	9,615
	ERP Operating LP	4.150%	12/1/28	27,426	31,029
	ERP Operating LP	3.000%	7/1/29	10,000	10,544
	ERP Operating LP	2.500%	2/15/30	12,570	12,758
	Essex Portfolio LP	3.000%	1/15/30	10,000	10,349
[10]	Fastighets AB Balder	1.250%	1/28/28	510	620
	Federal Realty Investment Trust	3.250%	7/15/27	3,665	3,917
	Federal Realty Investment Trust	3.200%	6/15/29	10,000	10,513
	Federal Realty Investment Trust	3.500%	6/1/30	1,990	2,127
	Healthcare Realty Trust Inc.	2.400%	3/15/30	1,000	991
	Healthcare Realty Trust Inc.	2.050%	3/15/31	15,000	14,276
	Healthcare Trust of America Holdings LP	2.000%	3/15/31	10,000	9,446
	Healthpeak Properties Inc.	4.000%	6/1/25	14,105	15,658
	Healthpeak Properties Inc.	3.500%	7/15/29	12,542	13,681
	Healthpeak Properties Inc.	3.000%	1/15/30	14,900	15,568
	Healthpeak Properties Inc.	2.875%	1/15/31	4,000	4,145
	Highwoods Realty LP	3.875%	3/1/27	23,615	25,756
	Highwoods Realty LP	2.600%	2/1/31	1,161	1,147
	Kilroy Realty LP	4.750%	12/15/28	6,705	7,684
	Kilroy Realty LP	4.250%	8/15/29	3,500	3,885
	Kilroy Realty LP	3.050%	2/15/30	3,960	4,058
	Kimco Realty Corp.	2.800%	10/1/26	7,468	7,912
	Kimco Realty Corp.	3.800%	4/1/27	12,979	14,361
	Kimco Realty Corp.	1.900%	3/1/28	31,105	30,749
	Kimco Realty Corp.	4.250%	4/1/45	7,500	8,414
	Life Storage LP	2.200%	10/15/30	7,000	6,754
[10]	Logicor Financing Sarl	0.875%	1/14/31	350	407
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/1/24	3,010	3,246
[8]	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.625%	6/15/25	3,550	3,781
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	9/1/26	1,440	1,524
[8]	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	3.875%	2/15/29	1,850	1,875
	Mid-America Apartments LP	4.000%	11/15/25	7,620	8,459
	Mid-America Apartments LP	3.600%	6/1/27	14,568	16,132
	Mid-America Apartments LP	3.950%	3/15/29	2,000	2,224
	Mid-America Apartments LP	2.750%	3/15/30	16,850	17,267
	National Retail Properties Inc.	4.000%	11/15/25	10,605	11,703
	National Retail Properties Inc.	3.500%	10/15/27	8,830	9,537
	National Retail Properties Inc.	4.300%	10/15/28	1,722	1,942
	National Retail Properties Inc.	2.500%	4/15/30	23,948	23,936
	Omega Healthcare Investors Inc.	5.250%	1/15/26	23,324	26,679
	Omega Healthcare Investors Inc.	4.750%	1/15/28	10,137	11,297
	Omega Healthcare Investors Inc.	3.625%	10/1/29	10,000	10,440
	Omega Healthcare Investors Inc.	3.375%	2/1/31	58,150	58,816
[8]	Ontario Teachers' Cadillac Fairview Properties Trust	3.125%	3/20/22	6,000	6,133
[8]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	7,000	7,731

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	11,900	13,369
	Physicians Realty LP	3.950%	1/15/28	5,775	6,223
	Prologis LP	2.125%	4/15/27	8,400	8,664
	Prologis LP	4.375%	2/1/29	15,000	17,426
	Prologis LP	2.250%	4/15/30	10,000	10,014
	Prologis LP	1.250%	10/15/30	10,000	9,207
	Prologis LP	2.125%	10/15/50	10,000	8,290
	Public Storage	3.094%	9/15/27	6,137	6,665
	Public Storage	1.850%	5/1/28	34,290	34,212
	Public Storage	3.385%	5/1/29	18,527	20,358
	Public Storage	2.300%	5/1/31	23,330	23,334
[8]	Realogy Group LLC / Realogy Co-issuer Corp.	7.625%	6/15/25	610	666
	Realty Income Corp.	4.125%	10/15/26	45,976	52,050
	Realty Income Corp.	3.650%	1/15/28	18,669	20,559
[12]	Realty Income Corp.	1.625%	12/15/30	4,800	6,482
	Regency Centers LP	2.950%	9/15/29	8,150	8,412
	Regency Centers LP	3.700%	6/15/30	22,150	24,210
	Sabra Health Care LP	5.125%	8/15/26	42,846	48,098
	Sabra Health Care LP	3.900%	10/15/29	21,580	22,368
[8]	Sba Communications Corp.	3.125%	2/1/29	5,310	5,088
[10]	Simon International Finance SCA	1.125%	3/19/33	3,300	3,953
	Simon Property Group LP	3.500%	9/1/25	20,797	22,727
	Simon Property Group LP	3.300%	1/15/26	9,920	10,724
	Simon Property Group LP	3.250%	11/30/26	24,342	26,382
	Simon Property Group LP	3.375%	6/15/27	21,390	23,199
	Simon Property Group LP	3.375%	12/1/27	20,559	22,327
	Simon Property Group LP	1.750%	2/1/28	29,800	29,289
	Simon Property Group LP	2.450%	9/13/29	18,700	18,836
	Simon Property Group LP	2.650%	7/15/30	17,630	17,855
	Simon Property Group LP	2.200%	2/1/31	19,480	18,879
	Simon Property Group LP	3.250%	9/13/49	5,000	4,819
	Spirit Realty LP	2.100%	3/15/28	10,000	9,868
	STORE Capital Corp.	2.750%	11/18/30	7,000	6,971
	UDR Inc.	2.950%	9/1/26	1,900	2,032
	UDR Inc.	1.900%	3/15/33	10,000	9,185
[10]	Unibail-Rodamco-Westfield SE	1.375%	12/4/31	300	368
[8]	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC	7.875%	2/15/25	1,520	1,637
[8]	Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC	4.750%	4/15/28	1,085	1,082
[8]	Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC	6.500%	2/15/29	4,851	4,834
	Ventas Realty LP	3.250%	10/15/26	5,820	6,301
	Ventas Realty LP	3.850%	4/1/27	3,900	4,338
	VEREIT Operating Partnership LP	4.875%	6/1/26	2,600	3,009
	VEREIT Operating Partnership LP	3.950%	8/15/27	14,318	15,958
	VEREIT Operating Partnership LP	3.400%	1/15/28	11,670	12,614
	VEREIT Operating Partnership LP	2.200%	6/15/28	7,500	7,554
	VEREIT Operating Partnership LP	3.100%	12/15/29	15,000	15,799
	VEREIT Operating Partnership LP	2.850%	12/15/32	10,097	10,407
[10]	Vicinity Centres Trust	1.125%	11/7/29	8,786	10,838
[10]	Vonovia Finance BV	1.500%	3/22/26	1,300	1,672
	Welltower Inc.	4.000%	6/1/25	9,753	10,819
	Welltower Inc.	4.250%	4/1/26	6,375	7,188
	Welltower Inc.	2.700%	2/15/27	10,970	11,628
	Welltower Inc.	4.250%	4/15/28	2,540	2,869
	Welltower Inc.	3.100%	1/15/30	4,000	4,181

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Westfield America Management Ltd.	2.125%	3/30/25	4,671	6,576
	Weyerhaeuser Co.	4.000%	11/15/29	15,516	17,466
	Weyerhaeuser Co.	4.000%	4/15/30	1,335	1,496
					1,949,466
Technology (6.4%)
	Adobe Inc.	2.150%	2/1/27	30,614	32,091
	Apple Inc.	0.700%	2/8/26	2,352	2,324
	Apple Inc.	3.250%	2/23/26	37,421	41,118
	Apple Inc.	2.450%	8/4/26	49,162	52,299
	Apple Inc.	2.050%	9/11/26	23,421	24,476
	Apple Inc.	3.350%	2/9/27	25,834	28,611
	Apple Inc.	3.200%	5/11/27	55,622	61,292
	Apple Inc.	2.900%	9/12/27	45,615	49,580
	Apple Inc.	1.200%	2/8/28	80,280	78,150
	Apple Inc.	1.650%	2/8/31	34,280	33,006
	Applied Materials Inc.	3.300%	4/1/27	14,037	15,463
	Autodesk Inc.	3.500%	6/15/27	9,000	9,921
	Autodesk Inc.	2.850%	1/15/30	15,000	15,648
	Automatic Data Processing Inc.	1.250%	9/1/30	12,000	11,170
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	55,328	60,619
	Broadcom Inc.	4.250%	4/15/26	31,027	34,637
	Broadcom Inc.	3.459%	9/15/26	20,000	21,674
[8]	Broadcom Inc.	1.950%	2/15/28	9,850	9,708
	Broadcom Inc.	4.110%	9/15/28	29,411	32,435
	Broadcom Inc.	4.750%	4/15/29	19,792	22,538
	Broadcom Inc.	5.000%	4/15/30	37,571	43,244
	Broadcom Inc.	4.150%	11/15/30	30,000	32,780
[8]	Broadcom Inc.	2.450%	2/15/31	18,484	17,663
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	1,645	1,716
[8]	CommScope Inc.	6.000%	3/1/26	1,210	1,275
[8]	CommScope Inc.	8.250%	3/1/27	2,130	2,281
[8]	CommScope Inc.	7.125%	7/1/28	3,478	3,750
[8]	Dell International LLC / EMC Corp.	6.020%	6/15/26	54,270	64,785
[8]	Dell International LLC / EMC Corp.	4.900%	10/1/26	4,645	5,339
[8]	Dell International LLC / EMC Corp.	6.100%	7/15/27	20,910	25,615
[8]	Dell International LLC / EMC Corp.	5.300%	10/1/29	68,197	80,723
[8]	Dell International LLC / EMC Corp.	6.200%	7/15/30	54,635	68,770
[8]	Entegris Inc.	3.625%	5/1/29	2,275	2,309
	Equifax Inc.	2.600%	12/15/25	10,000	10,551
	Equifax Inc.	3.100%	5/15/30	10,000	10,499
[10]	Fidelity National Information Services Inc.	0.125%	12/3/22	3,641	4,398
	Fidelity National Information Services Inc.	1.150%	3/1/26	20,000	19,799
	Fidelity National Information Services Inc.	1.650%	3/1/28	15,000	14,727
	Fidelity National Information Services Inc.	2.250%	3/1/31	15,000	14,778
	Fiserv Inc.	3.200%	7/1/26	44,918	48,683
	Fiserv Inc.	2.250%	6/1/27	2,000	2,065
	Fiserv Inc.	3.500%	7/1/29	5,000	5,418
	Fiserv Inc.	2.650%	6/1/30	11,700	11,907
	Global Payments Inc.	1.200%	3/1/26	10,000	9,892
	Global Payments Inc.	3.200%	8/15/29	4,930	5,196
	HP Inc.	3.000%	6/17/27	9,880	10,574
	HP Inc.	3.400%	6/17/30	7,230	7,709
[8]	Imola Merger Corp.	4.750%	5/15/29	5,699	5,918

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	2.600%	5/19/26	4,134	4,416
	Intel Corp.	3.750%	3/25/27	5,340	6,004
	Intel Corp.	2.450%	11/15/29	63,413	65,334
	Intel Corp.	3.900%	3/25/30	7,363	8,386
	Intel Corp.	4.750%	3/25/50	2,000	2,538
	International Business Machines Corp.	3.300%	5/15/26	115,734	126,992
	International Business Machines Corp.	1.700%	5/15/27	1,271	1,285
	International Business Machines Corp.	3.500%	5/15/29	35,444	38,975
	International Business Machines Corp.	1.950%	5/15/30	22,000	21,528
	International Business Machines Corp.	2.950%	5/15/50	2,000	1,901
	Juniper Networks Inc.	3.750%	8/15/29	30,357	33,111
	Juniper Networks Inc.	2.000%	12/10/30	15,000	14,015
	Mastercard Inc.	3.300%	3/26/27	16,800	18,552
	Mastercard Inc.	2.950%	6/1/29	19,000	20,505
[8]	MSCI Inc.	3.625%	9/1/30	2,465	2,511
[8]	MSCI Inc.	3.625%	11/1/31	3,635	3,635
[8]	Nielsen Finance LLC / Nielsen Finance Co.	5.625%	10/1/28	2,915	3,108
	NVIDIA Corp.	2.850%	4/1/30	20,000	21,210
[8]	NXP BV / NXP Funding LLC	5.350%	3/1/26	18,000	21,049
	Oracle Corp.	2.950%	5/15/25	33,863	36,179
	Oracle Corp.	2.650%	7/15/26	40,802	42,982
	Oracle Corp.	3.250%	11/15/27	14,885	16,160
	Oracle Corp.	2.300%	3/25/28	136,185	138,446
	Oracle Corp.	2.950%	4/1/30	50,260	51,941
	Oracle Corp.	2.875%	3/25/31	45,780	46,630
	Oracle Corp.	3.600%	4/1/50	2,000	1,971
	PayPal Holdings Inc.	2.850%	10/1/29	6,007	6,340
	QUALCOMM Inc.	3.250%	5/20/27	68,234	75,293
	QUALCOMM Inc.	1.300%	5/20/28	36,811	35,622
	QUALCOMM Inc.	1.650%	5/20/32	15,336	14,307
	RELX Capital Inc.	3.000%	5/22/30	13,800	14,459
	Roper Technologies Inc.	1.400%	9/15/27	15,000	14,658
	Roper Technologies Inc.	2.950%	9/15/29	4,000	4,199
	Roper Technologies Inc.	2.000%	6/30/30	21,800	20,987
	S&P Global Inc.	2.950%	1/22/27	10,649	11,485
[8]	Sabre GLBL Inc.	9.250%	4/15/25	1,400	1,678
[8]	Sabre GLBL Inc.	7.375%	9/1/25	1,628	1,772
[8]	Seagate HDD Cayman	3.125%	7/15/29	2,530	2,435
[8]	Seagate HDD Cayman	4.125%	1/15/31	4,100	4,157
[8]	SS&C Technologies Inc.	5.500%	9/30/27	3,318	3,521
	Texas Instruments Inc.	2.250%	9/4/29	2,000	2,035
	Texas Instruments Inc.	1.750%	5/4/30	10,755	10,441
	Verisk Analytics Inc.	4.000%	6/15/25	13,000	14,383
	Verisk Analytics Inc.	4.125%	3/15/29	22,755	25,575
	Visa Inc.	2.050%	4/15/30	12,752	12,888
	VMware Inc.	4.650%	5/15/27	9,300	10,642
	VMware Inc.	3.900%	8/21/27	72,562	80,456
	VMware Inc.	4.700%	5/15/30	40,665	47,390
	Western Digital Corp.	4.750%	2/15/26	4,065	4,507
					2,337,718
Utilities (4.9%)
	AEP Transmission Co. LLC	3.100%	12/1/26	14,300	15,531
[7,11]	AGI Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.000%	1.041%	1/8/26	12,910	9,965
	Ameren Corp.	3.500%	1/15/31	15,245	16,508
	Ameren Illinois Co.	1.550%	11/15/30	9,785	9,257
	Appalachian Power Co.	3.300%	6/1/27	2,860	3,099

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atmos Energy Corp.	3.000%	6/15/27	7,165	7,737
[11]	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	3,000	2,267
[7,11]	Ausgrid Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.220%	1.260%	10/30/24	9,160	7,092
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	10,955	11,903
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	19,800	22,187
[10]	Cadent Finance plc	0.750%	3/11/32	7,600	9,021
[8]	Calpine Corp.	4.500%	2/15/28	6,811	6,880
	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	9,920	10,005
	CenterPoint Energy Inc.	4.250%	11/1/28	9,811	11,092
	CenterPoint Energy Inc.	2.950%	3/1/30	1,195	1,234
	Clearway Energy Operating LLC	5.000%	9/15/26	2,090	2,158
[8]	Clearway Energy Operating LLC	4.750%	3/15/28	1,725	1,809
[8]	Comision Federal de Electricidad	4.677%	2/9/51	752	700
	Commonwealth Edison Co.	2.950%	8/15/27	2,000	2,161
	Commonwealth Edison Co.	2.200%	3/1/30	2,900	2,913
	Connecticut Light and Power Co.	3.200%	3/15/27	16,040	17,533
	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	10,000	10,819
[11]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	30,550	25,876
	Dominion Energy Inc.	4.250%	6/1/28	3,590	4,088
	Dominion Energy Inc.	3.375%	4/1/30	2,010	2,165
	DTE Electric Co.	1.900%	4/1/28	4,985	5,004
	DTE Electric Co.	2.250%	3/1/30	24,694	24,921
	DTE Electric Co.	2.625%	3/1/31	14,916	15,431
	DTE Energy Co.	3.800%	3/15/27	17,355	19,263
	Duke Energy Carolinas LLC	3.950%	11/15/28	20,378	23,158
	Duke Energy Carolinas LLC	2.450%	8/15/29	11,375	11,625
	Duke Energy Carolinas LLC	2.450%	2/1/30	21,890	22,318
	Duke Energy Carolinas LLC	2.550%	4/15/31	10,000	10,199
	Duke Energy Florida LLC	3.200%	1/15/27	17,455	19,031
	Duke Energy Florida LLC	3.800%	7/15/28	28,923	32,416
	Duke Energy Florida LLC	2.500%	12/1/29	25,380	26,194
	Duke Energy Florida LLC	1.750%	6/15/30	34,710	33,352
	Duke Energy Ohio Inc.	2.125%	6/1/30	10,000	9,881
	Duke Energy Progress LLC	3.700%	9/1/28	5,781	6,434
	Duke Energy Progress LLC	3.450%	3/15/29	4,221	4,628
[8]	East Ohio Gas Co.	1.300%	6/15/25	3,475	3,491
	Edison International	5.750%	6/15/27	4,000	4,684
	Edison International	4.125%	3/15/28	2,000	2,161
[8]	Electricite de France SA	4.500%	9/21/28	5,000	5,777
[10]	Elenia Finance Oyj	0.375%	2/6/27	17,095	20,567
[10]	Elia Transmission Belgium SA	0.875%	4/28/30	600	739
	Entergy Arkansas LLC	3.500%	4/1/26	24,212	26,678
	Entergy Corp.	1.900%	6/15/28	17,485	17,218
	Entergy Corp.	2.800%	6/15/30	21,235	21,690
	Entergy Corp.	2.400%	6/15/31	14,250	13,941
	Entergy Louisiana LLC	2.400%	10/1/26	18,176	19,044
	Entergy Louisiana LLC	3.120%	9/1/27	20,443	22,251
	Entergy Louisiana LLC	1.600%	12/15/30	5,050	4,765
	Entergy Louisiana LLC	2.350%	6/15/32	6,000	5,966
	Entergy Texas Inc.	4.000%	3/30/29	3,129	3,492
[10]	Eurogrid GmbH	1.500%	4/18/28	800	1,040
	Evergy Inc.	2.900%	9/15/29	48,540	49,923
	Evergy Kansas Central Inc.	2.550%	7/1/26	16,615	17,488
	Evergy Kansas Central Inc.	3.100%	4/1/27	5,800	6,226
	Eversource Energy	1.650%	8/15/30	9,145	8,594

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exelon Corp.	3.950%	6/15/25	8,452	9,318
	Exelon Corp.	3.400%	4/15/26	2,845	3,100
	Exelon Corp.	4.050%	4/15/30	50,075	56,219
	FirstEnergy Corp.	4.400%	7/15/27	1,615	1,769
	FirstEnergy Corp.	2.650%	3/1/30	3,230	3,165
	FirstEnergy Corp.	3.400%	3/1/50	1,210	1,112
[10]	IE2 Holdco SAU	2.875%	6/1/26	24,200	32,480
	ITC Holdings Corp.	3.250%	6/30/26	9,700	10,500
	ITC Holdings Corp.	3.350%	11/15/27	18,745	20,420
	Kallpa Generacion SA	4.875%	5/24/26	765	802
	MidAmerican Energy Co.	3.650%	4/15/29	6,315	7,071
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	11,680	12,720
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	13,055	14,715
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	32,016	35,256
	Nevada Power Co.	2.400%	5/1/30	11,640	11,749
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	3,636	3,947
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	7,275	7,962
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	12,000	12,475
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	15,000	14,850
	NRG Energy Inc.	7.250%	5/15/26	4,850	5,031
	NRG Energy Inc.	6.625%	1/15/27	1,545	1,609
[8]	NRG Energy Inc.	2.450%	12/2/27	16,937	16,984
	NSTAR Electric Co.	3.250%	11/15/25	10,000	10,807
	NSTAR Electric Co.	3.200%	5/15/27	44,419	48,407
	NTPC Ltd.	4.250%	2/26/26	6,250	6,711
	Ohio Power Co.	1.625%	1/15/31	19,900	18,780
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	52,271	58,603
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	19,475	24,241
	Pacific Gas and Electric Co.	3.150%	1/1/26	20,000	20,837
	Pacific Gas and Electric Co.	3.300%	12/1/27	10,000	10,332
	Pacific Gas and Electric Co.	2.500%	2/1/31	15,000	14,116
	Pacific Gas and Electric Co.	3.250%	6/1/31	15,000	14,845
	PacifiCorp	3.350%	7/1/25	17,720	19,155
	PacifiCorp	3.500%	6/15/29	19,585	21,456
	PacifiCorp	2.700%	9/15/30	13,815	14,287
[8]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	1,410	1,432
[8,10]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	13,940	16,505
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	20,625	22,451
	Public Service Electric and Gas Co.	3.000%	5/15/27	4,700	5,089
	Public Service Electric and Gas Co.	3.700%	5/1/28	2,570	2,864
	Public Service Electric and Gas Co.	3.650%	9/1/28	3,270	3,643
	Public Service Electric and Gas Co.	3.200%	5/15/29	31,239	33,796
	Public Service Electric and Gas Co.	2.450%	1/15/30	7,500	7,695
	Public Service Enterprise Group Inc.	1.600%	8/15/30	40,000	37,229
	Puget Energy Inc.	3.650%	5/15/25	13,665	14,730
	Sempra Energy	3.250%	6/15/27	6,360	6,900
	Southern California Edison Co.	3.700%	8/1/25	13,871	15,221
	Southern California Edison Co.	1.200%	2/1/26	6,529	6,473
	Southern California Edison Co.	4.200%	3/1/29	9,000	10,110
	Southern California Edison Co.	2.250%	6/1/30	10,000	9,760
	Southern California Gas Co.	2.600%	6/15/26	19,630	20,761
	Southern California Gas Co.	2.550%	2/1/30	5,790	5,920
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	4,125	4,482
	Southern Co. Gas Capital Corp.	1.750%	1/15/31	10,000	9,357

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwestern Electric Power Co.	4.100%	9/15/28	26,793	30,121
[10]	SSE plc	1.375%	9/4/27	900	1,154
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	4,005	4,376
	State Grid Overseas Investment 2016 Ltd.	3.750%	5/2/23	5,245	5,552
	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	16,000	17,527
[8]	Superior Plus LP / Superior General Partner Inc.	4.500%	3/15/29	1,225	1,251
	Union Electric Co.	2.950%	6/15/27	12,861	13,853
	Union Electric Co.	3.500%	3/15/29	8,552	9,433
	Union Electric Co.	2.950%	3/15/30	18,000	19,022
	Virginia Electric and Power Co.	3.150%	1/15/26	12,295	13,321
	Virginia Electric and Power Co.	2.950%	11/15/26	46,282	49,765
	Virginia Electric and Power Co.	3.500%	3/15/27	20,267	22,372
[8]	Vistra Operations Co. LLC	5.500%	9/1/26	2,379	2,459
[8]	Vistra Operations Co. LLC	5.625%	2/15/27	1,769	1,842
[8]	Vistra Operations Co. LLC	5.000%	7/31/27	995	1,031
	WEC Energy Group Inc.	1.375%	10/15/27	35,000	34,101
	Xcel Energy Inc.	4.000%	6/15/28	15,000	16,827
					1,777,846
Total Corporate Bonds (Cost $28,024,085)					28,670,176
Sovereign Bonds (4.3%)
[8]	Banque Ouest Africaine de Developpement	5.000%	7/27/27	1,329	1,469
[8]	Banque Ouest Africaine de Developpement	4.700%	10/22/31	4,150	4,425
[8]	CDP Financial Inc.	3.150%	7/24/24	8,000	8,655
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	5,382	5,828
[8]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	16,731	15,901
	Dominican Republic	6.500%	2/15/48	879	968
[8]	Dominican Republic	5.875%	1/30/60	458	456
	Dominican Republic	5.875%	1/30/60	2,900	2,892
	Export-Import Bank of India	3.875%	3/12/24	3,900	4,168
	Export-Import Bank of India	3.375%	8/5/26	3,000	3,178
[8]	Export-Import Bank of India	3.875%	2/1/28	9,675	10,344
	Export-Import Bank of India	3.875%	2/1/28	10,000	10,692
	Federative Republic of Brazil	2.875%	6/6/25	5,800	5,933
	Federative Republic of Brazil	4.625%	1/13/28	4,819	5,173
	Federative Republic of Brazil	4.750%	1/14/50	16,664	15,632
	Fondo MIVIVIENDA SA	3.500%	1/31/23	12,050	12,428
[8]	Government of Bermuda	4.138%	1/3/23	10,964	11,569
[8]	Government of Bermuda	4.854%	2/6/24	3,517	3,867
	Government of Bermuda	4.854%	2/6/24	8,791	9,688
	Government of Bermuda	4.750%	2/15/29	12,860	15,014
[8,10]	Kingdom of Morocco	2.000%	9/30/30	28,190	33,536
[8]	Kingdom of Saudi Arabia	2.375%	10/26/21	785	792
	Kingdom of Saudi Arabia	2.375%	10/26/21	37,948	37,987
	Kingdom of Saudi Arabia	4.000%	4/17/25	59,870	65,960
	Kingdom of Saudi Arabia	2.900%	10/22/25	34,560	36,744
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	2,800	2,898
	KSA Sukuk Ltd.	2.894%	4/20/22	12,050	12,345
	KSA Sukuk Ltd.	3.628%	4/20/27	46,691	51,278
	North American Development Bank	2.400%	10/26/22	343	351
[8,10]	North Macedonia	1.625%	3/10/28	9,000	10,463
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	32,604	36,925

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	28,066	31,269
[8,10]	Republic of Albania	3.500%	6/16/27	6,000	7,675
[5]	Republic of Azerbaijan	3.500%	9/1/32	22,952	23,140
	Republic of Colombia	4.000%	2/26/24	15,248	16,253
	Republic of Colombia	4.500%	1/28/26	102,499	112,437
	Republic of Colombia	3.000%	1/30/30	2,870	2,808
	Republic of Colombia	10.375%	1/28/33	33,694	51,868
	Republic of Colombia	3.875%	2/15/61	2,468	2,189
[10]	Republic of Croatia	1.750%	3/4/41	11,300	13,705
	Republic of Guatemala	4.500%	5/3/26	8,972	9,869
	Republic of Hungary	5.375%	2/21/23	28,264	30,793
	Republic of Hungary	5.750%	11/22/23	22,042	24,918
[10]	Republic of Hungary	1.125%	4/28/26	11,200	14,160
[8]	Republic of Indonesia	3.700%	1/8/22	3,124	3,191
	Republic of Indonesia	3.750%	4/25/22	87,775	90,511
	Republic of Indonesia	5.375%	10/17/23	6,400	7,128
	Republic of Lithuania	6.625%	2/1/22	12,000	12,569
	Republic of Panama	4.000%	9/22/24	38,317	41,784
	Republic of Panama	3.750%	3/16/25	28,263	30,822
	Republic of Panama	7.125%	1/29/26	36,413	45,290
	Republic of Panama	8.875%	9/30/27	1,350	1,869
	Republic of Panama	9.375%	4/1/29	5,000	7,361
	Republic of Panama	8.125%	4/28/34	9,236	13,097
	Republic of Peru	7.350%	7/21/25	12,414	15,269
	Republic of Peru	2.392%	1/23/26	20,980	21,581
	Republic of Peru	2.783%	1/23/31	26,000	26,040
	Republic of Serbia	7.250%	9/28/21	1,739	1,783
[10]	Republic of Serbia	3.125%	5/15/27	45,031	59,522
	Republic of Slovenia	5.500%	10/26/22	36,251	38,987
	Republic of South Africa	4.850%	9/27/27	13,320	14,052
	Republic of Turkey	3.250%	3/23/23	6,630	6,506
	Republic of Turkey	5.750%	5/11/47	790	652
	Romania	4.375%	8/22/23	1,000	1,085
[10]	Romania	3.624%	5/26/30	3,700	5,128
[8,10]	Romania	2.000%	4/14/33	14,000	16,603
[10]	Romania	4.125%	3/11/39	5,243	7,374
[10]	Romania	2.625%	12/2/40	3,506	4,125
[8,10]	Romania	3.375%	1/28/50	6,021	7,560
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	3,720	3,997
	Sharjah Sukuk Program Ltd.	2.942%	6/10/27	22,223	22,815
	Socialist Republic of Vietnam	4.800%	11/19/24	10,000	11,193
[17]	SoQ Sukuk A QSC	3.241%	1/18/23	1,000	1,047
	State of Israel	3.150%	6/30/23	1,040	1,099
	State of Israel	3.375%	1/15/50	1,871	1,927
	State of Israel	3.800%	5/13/60	18,330	20,001
	State of Israel	4.500%	4/3/20	8,277	10,156
	State of Qatar	2.375%	6/2/21	775	776
	State of Qatar	3.875%	4/23/23	31,735	33,853
	United Mexican States	3.750%	1/11/28	20,000	21,656
	United Mexican States	4.500%	4/22/29	154,981	173,999
	United Mexican States	3.250%	4/16/30	18,650	19,064
	United Mexican States	4.600%	1/23/46	3,616	3,737
	United Mexican States	3.750%	4/19/71	2,700	2,355
Total Sovereign Bonds (Cost $1,540,185)					1,586,207

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Taxable Municipal Bonds (0.2%)
		Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.420%	5/1/21	4,000	4,000
[18]		New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	10,675	13,757
[7]		New Mexico Educational Assistance Foundation Student Loan Revenue, 1M USD LIBOR + 0.700%	0.815%	1/2/25	918	919
		New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.125%	2/1/24	1,500	1,686
		New York State Dormitory Authority Lease Revenue	3.892%	12/1/24	2,000	2,212
		New York State Urban Development Corp. Income Tax Revenue	3.900%	3/15/33	400	445
		New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/35	4,765	5,240
		Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.859%	12/1/24	2,000	2,367
		San Diego County Regional Airport Authority Port, Airport & Marina Revenue	3.730%	7/1/21	800	803
		San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.594%	7/1/43	6,200	6,414
		Sonoma County CA Miscellaneous Revenue	6.000%	12/1/29	4,540	5,502
		Texas GO	3.682%	8/1/24	2,000	2,081
		Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	3.922%	12/31/49	8,550	9,196
		University of California College & University Revenue	2.300%	5/15/21	1,000	1,001
Total Taxable Municipal Bonds (Cost $52,546)						55,623
					Shares
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[19]		Vanguard Market Liquidity Fund (Cost $639,731)	0.068%		6,397,362	639,736
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	NGFP	1/13/23	0.603%	317,328	854
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.608% Semiannually	CITNA	1/17/23	0.608%	318,214	864

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	BNPSW	2/3/23	0.603%	316,703	841
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.630% Semiannually	MSCS	2/3/23	0.630%	316,703	898
					3,457
Put Swaptions
5-Year CDX-NA-IG-S36-V1, Credit Protection Sold, Receives 1.000% Quarterly	CITNA	7/21/21	0.625%	52,865	56
5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	7/21/21	1.060%	92,960	463
5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	8/18/21	1.060%	27,890	206
5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	8/18/21	1.060%	18,510	137

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	8/18/21	1.060%	13,090	96
					958
Total Options Purchased (Cost $6,834)					4,415
Total Investments (99.8%) (Cost $35,709,388)					36,387,091
Other Assets and Liabilities—Net (0.2%)					73,629
Net Assets (100%)					36,460,720
Cost is in $000.
1	Securities with a value of $29,841,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $20,168,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
3	Securities with a value of $4,020,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4	Securities with a value of $3,695,000 have been segregated as initial margin for open centrally cleared swap contracts.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $3,811,379,000, representing 10.5% of net assets.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2021.
10	Face amount denominated in euro.
11	Face amount denominated in Australian dollars.
12	Face amount denominated in British pounds.
13	Guaranteed by the Republic of Azerbaijan.
14	Guaranteed by multiple countries.
15	Non-income-producing security—security in default.
16	Security value determined using significant unobservable inputs.
17	Guaranteed by the State of Qatar.
18	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
19	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1M—1-month.
1YR—1-year.
3M—3-month.
BNPSW—BNP Paribas.
CITNA—Citibank NA.
CMT—Constant Maturing Treasury Rate.
GO—General Obligation Bond.
GSI—Goldman Sachs International.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
NGFP—Nomura Global Financial Products Inc.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2021	19,657	2,595,338	(30,365)
Ultra 10-Year U.S. Treasury Note	June 2021	4,929	717,401	1,022
				(29,343)

Short Futures Contracts
2-Year U.S. Treasury Note	June 2021	(812)	(179,255)	74
5-Year U.S. Treasury Note	June 2021	(265)	(32,843)	12
AUD 10-Year Treasury Bond	June 2021	(270)	(28,992)	(69)
AUD 3-Year Treasury Bond	June 2021	(1,064)	(96,002)	(55)
Euro-Bobl	June 2021	(1,351)	(218,834)	421
Euro-Bund	June 2021	(993)	(202,952)	1,458
Euro-Buxl	June 2021	(201)	(48,790)	1,754
Euro-Schatz	June 2021	(314)	(42,311)	11
Long Gilt	June 2021	(344)	(60,654)	321
Long U.S. Treasury Bond	June 2021	(1,518)	(238,706)	2,706
Ultra Long U.S. Treasury Bond	June 2021	(2,067)	(384,268)	7,481
				14,114
				(15,229)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	5/28/21	EUR	3,358	USD	4,042	—	(3)
State Street Bank & Trust Co.	5/28/21	MXN	37,453	USD	1,865	—	(22)
State Street Bank & Trust Co.	5/28/21	USD	280,808	AUD	361,677	2,153	—
Morgan Stanley Capital Services Inc.	5/28/21	USD	624,219	EUR	516,638	2,740	—
State Street Bank & Trust Co.	5/28/21	USD	93,283	GBP	67,058	667	—
Morgan Stanley Capital Services Inc.	5/28/21	USD	76	JPY	8,326	—	—
						5,560	(25)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
CDX-NA-HY-S36-V1	6/23/26	USD	18,510	(5.000)	(1,931)	(86)
CDX-NA-IG-S36-V1	6/23/26	USD	26,435	(1.000)	(688)	(20)
					(2,619)	(106)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Ba1	12/23/25	GSI	1,630	1.000	15	11	4	—
America Movil SAB de CV/A3	12/21/22	BARC	15,000	1.000	177	(48)	225	—
American Express Co./A3	12/23/25	GSI	1,630	1.000	54	50	4	—
American International Group Inc./Baa1	12/23/25	GSI	1,630	1.000	30	21	9	—
BAT International Finance plc	12/23/25	JPMC	17,000[2]	1.000	315	311	4	—
Berkshire Hathaway Inc./Aa2	12/21/24	BARC	19,400	1.000	580	418	162	—
Berkshire Hathaway Inc./Aa2	12/21/24	JPMC	9,400	1.000	281	196	85	—
Berkshire Hathaway Inc./Aa2	12/21/22	BARC	7,605	1.000	119	42	77	—
Berkshire Hathaway Inc./Aa2	6/21/22	BARC	15,760	1.000	180	60	120	—
Boeing Co./Baa2	12/23/25	GSI	1,630	1.000	(9)	(9)	—	—
Brazilian Government International Bond/Ba2	6/23/26	MSCS	5,780	1.000	(248)	(356)	108	—
Chubb Ina Holdings Inc./A3	12/23/25	GSI	1,630	1.000	59	56	3	—
Comcast Corp./A3	12/23/25	GSI	1,630	1.000	52	45	7	—
CVS Health Corp./Baa2	12/23/25	GSI	1,630	1.000	44	35	9	—
Dominion Energy Inc./Baa2	12/23/25	GSI	1,630	1.000	54	44	10	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Dow Chemical Co./Baa2	12/23/25	GSI	1,630	1.000	33	29	4	—
Enbridge Inc./Baa2	12/23/25	GSI	1,630	1.000	28	26	2	—
General Electric Co./Baa1	12/23/25	GSI	1,630	1.000	25	9	16	—
General Motors Co./Baa3	12/23/25	GSI	1,630	1.000	6	(2)	8	—
International Business Machines Corp./A2	12/23/25	GSI	1,630	1.000	53	46	7	—
Kroger Co./Baa1	12/23/25	GSI	1,630	1.000	43	36	7	—
Lincoln National Corp./Baa1	12/23/25	GSI	1,630	1.000	27	20	7	—
Lowe's Cos. Inc./Baa1	12/23/25	GSI	1,630	1.000	55	46	9	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	1,630	1.000	17	14	3	—
Marsh & McLennan Cos. Inc./Baa1	12/23/25	GSI	1,630	1.000	59	54	5	—
Metlife Inc./A3	6/21/24	BARC	24,300	1.000	572	14	558	—
Metlife Inc./A3	12/21/21	BARC	3,165	1.000	22	1	21	—
MetLife Inc./A3	12/23/25	GSI	1,630	1.000	41	34	7	—
Mondelez International Inc./Baa1	12/23/25	GSI	1,630	1.000	52	42	10	—
People’s Republic of China/A1	6/21/22	BNPSW	22,800	1.000	267	45	222	—
Petroleos Mexicanos/Ba2	6/22/21	MSCS	20,000	1.000	10	(30)	40	—
Prudential Financial Inc./A3	12/23/25	GSI	1,630	1.000	40	34	6	—
Russian Foreign Bond/Baa3	6/23/26	CITNA	11,046	1.000	25	(3)	28	—
Russian Foreign Bond/Baa3	6/23/26	GSI	21,614	1.000	49	(5)	54	—
Simon Property Group LP/A3	12/23/25	GSI	1,630	1.000	21	21	—	—
Unibail-Rodamco-Westfield SE	6/23/26	GSCM	12,100[2]	1.000	(104)	(173)	69	—
UnitedHealth Group Inc./A3	12/23/25	GSI	1,630	1.000	55	49	6	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Verizon Communications Inc./Baa1	12/23/25	GSI	1,630	1.000	42	34	8	—
Verizon Communications Inc./Baa1	12/21/22	GSI	15,585	1.000	203	88	115	—
					3,344	1,305	2,039	—

Credit Protection Purchased
Bank of China Ltd.	6/21/22	BNPSW	22,800	(1.000)	(252)	(1)	—	(251)
Bank of China Ltd.	12/21/21	BNPSW	6,200	(1.000)	(43)	3	—	(46)
Commerzbank AG	6/22/21	BOANA	24,495	(1.000)	(54)	12	—	(66)
CVS Health Corp.	12/21/21	BARC	3,220	(1.000)	(22)	(13)	—	(9)
CVS Health Corp.	12/21/21	BOANA	15,000	(1.000)	(103)	(62)	—	(41)
Deutsche Bank AG	12/21/22	JPMC	9,115	(1.000)	(102)	(14)	—	(88)
Lincoln National Corp.	12/21/21	BARC	3,165	(1.000)	(22)	1	—	(23)
Lincoln National Corp.	6/22/21	BARC	10,000	(1.000)	(24)	6	—	(30)
Lincoln National Corp.	6/22/21	BARC	1,555	(1.000)	(4)	1	—	(5)
Lincoln National Corp.	6/22/21	BARC	1,550	(1.000)	(4)	1	—	(5)
McDonald’s Corp.	6/21/22	GSI	12,325	(1.000)	(145)	(89)	—	(56)
Philippine Government International Bond	6/23/26	BNPSW	7,940	(1.000)	(225)	(219)	—	(6)
Republic of Colombia	6/23/26	GSI	40,650	(1.000)	492	597	—	(105)
Republic of South Africa	6/23/26	GSI	17,360	(1.000)	944	1,076	—	(132)
Republic of Turkey	6/23/26	MSCS	3,055	(1.000)	429	306	123	—
Societe Generale SA	12/21/21	JPMC	14,675	(1.000)	(88)	(11)	—	(77)
Standard Chartered plc	12/21/21	JPMC	7,945	(1.000)	(57)	2	—	(59)
State of Qatar	6/21/22	BOANA	1,360	(1.000)	(15)	4	—	(19)
State of Qatar	6/21/22	CITNA	2,640	(1.000)	(29)	7	—	(36)
					676	1,607	123	(1,054)
					4,020	2,912	2,162	(1,054)
1	Periodic premium received/paid quarterly.
2	Notional amount denominated in euro.
BARC—Barclays Bank plc.

BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CITNA—Citibank NA.
GSCM—Goldman Sachs Bank USA.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At April 30, 2021, the counterparties had deposited in segregated accounts securities with a value of $2,230,000 and cash of $4,482,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
7/30/21	N/A	100	0.047[1]	(0.063)[2]	—	—
6/16/23	6/16/21[3]	41,043	0.000[4]	(0.000)[1]	115	(6)
6/17/24	6/16/21[3]	24,114	0.000[4]	(0.000)[1]	235	(4)
6/16/25	6/16/21[3]	23,392	0.000[4]	(0.250)[1]	287	9
6/16/26	6/16/21[3]	13,845	0.000[4]	(0.250)[1]	359	17
6/16/28	6/16/21[3]	24,172	0.000[4]	(0.500)[1]	1,009	75
					2,005	91
1	Interest payment received/paid annually.
2	Based on Secured Overnight Financing Rate (SOFR) as of the most recent payment date. Interest payment received/paid quarterly.
3	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
4	Based on Secured Overnight Financing Rate (SOFR) as of the most recent payment date. Interest payment received/paid annually.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearing house is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rate, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
F.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodlcally based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
G. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
H.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
I.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,359,230	—	3,359,230
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,071,704	—	2,071,704
Corporate Bonds	—	28,670,173	3	28,670,176
Sovereign Bonds	—	1,586,207	—	1,586,207
Taxable Municipal Bonds	—	55,623	—	55,623
Temporary Cash Investments	639,736	—	—	639,736
Options Purchased	—	4,415	—	4,415
Total	639,736	35,747,352	3	36,387,091
Derivative Financial Instruments
Assets
Futures Contracts[1]	15,260	—	—	15,260
Forward Currency Contracts	—	5,560	—	5,560
Swap Contracts	101[1]	2,162	—	2,263
Total	15,361	7,722	—	23,083
Liabilities
Futures Contracts[1]	30,489	—	—	30,489
Forward Currency Contracts	—	25	—	25
Swap Contracts	116[1]	1,054	—	1,170
Total	30,605	1,079	—	31,684
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.